Lord Abbett

National Tax-Free Income Fund
New York Tax-Free Income Fund
Texas Tax-Free Income Fund
New Jersey Tax-Free Income Fund
Connecticut Tax-Free Income Fund
Missouri Tax-Free Income Fund
Hawaii Tax-Free Income Fund
Washington Tax-Free Income Fund
Minnesota Tax-Free Income Fund
California Tax-Free Income Fund


                      Semi-Annual Report For the Six Months Ended March 31, 1999

                                [GRAPHIC OMITTED]

                                           Funds that seek to provide attractive
                                           levels of tax-advantaged income


                                   [LOGO](R)

Report to Shareholders
For the Six Months Ended March 31,1999

[PHOTO OMITTED]

/s/ Robert S. Dow
----------------------------
Robert S. Dow
Chairman

April 16, 1999

Lord Abbett Tax-Free Income Fund's focus on high-quality municipal bonds helped our individual portfolios to provide shareholders with important benefits during the period.

The Lord Abbett Tax-Free Income Funds completed the first half of their fiscal year on March 31, 1999 with aggregate net assets of $1.9 billion. During the period, many municipal bonds provided yields close to those of taxable bonds -- making the tax advantages of municipal bonds a hard-to-resist bonus. Please see the inside front cover of this report for net assets and performance of each Fund portfolio.

What Happened in the Markets

The "flight to quality" that characterized the third quarter of 1998 subsided during the fourth quarter and then reversed during the first three months of 1999. Consequently, municipal bonds outperformed Treasury bonds. The yield on the 30-year Treasury bond advanced to 5.63% from 5.09% at the end of 1998, an increase of 54 basis points. In contrast, the yield on the Bond Buyer 40 Muni Bond Index* ended the first quarter of 1999 at 5.23%, versus 5.16% at the close of 1998, an increase of only seven basis points. This means that the ratio of long municipal yields compared to 30-year Treasury yields dropped from 105% at the end of the year to 92% at the end of March.

The reasons for municipal outperformance were threefold. First, a drop of 30% in municipal issuance versus 1998 served to create a beneficial supply/demand dynamic. Second, as word of municipal bonds' cheapness spread, more and more non-traditional buyers of municipal bonds appeared. Third, there has been some asset reallocation from equities into bonds.

Key Fund Investment Strategies

Lord Abbett Tax-Free Income Fund's focus on high-quality municipal bonds helped our individual portfolios to provide shareholders with important benefits during the period. Specifically, high-quality municipal bonds held up better than corporate bond yields during last autumn's "flight to quality" -- a trend which translated into less volatility and downward price movement on a relative basis for our municipal bond portfolios.

On a watchful note, we remain wary of BBB paper (the low end of the "Investment Grade" spectrum) because of the still-low incremental yield that these bonds offer over insured and other high-quality bonds. In fact, with bond insurers exercising more scrutiny as to what they will insure, we expect BBB credits to experience some pressure. In the healthcare sector, for example, the spreads between highand low-quality investment-grade bonds have already begun to widen. We believe that our strategy of closely monitoring BBB credits will enhance the total return of the Fund over time.

What May Be Ahead for Municipals

Although energy prices rose during the first quarter of 1999, we believe that powerful competitive forces in the economy will help to limit consumer price inflation. Given this backdrop and the relative cheapness in municipal bonds, we believe that high-quality municipal bonds offer a superior investment alternative to taxable equivalents.

Thank you for including Lord Abbett Tax-Free Income Fund in your investment portfolio. We look forward to helping you reach your financial goals in the years to come.

* The Bond Buyer 40 Muni Bond Index is an index of 40 tax-exempt municipal bonds. The index is unmanaged, does not reflect the deduction of fees or expenses and is not available for direct investment. Unlike Treasury securities, investments in municipal bonds are neither insured nor guaranteed by the U.S. government.

Fund Facts

All Funds managed by Lord Abbett emphasize high quality, call protection and total return potential. Portfolio quality shown as of 3/31/99.

Lord Abbett's Focus on Quality

National Tax-Free Income Fund

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[The following table was depicted as a pie chart in the printed material.]

AAA            63.8%
AA             18.3%
A              13.7%
BBB(1)          4.2%

New York Tax-Free Income Fund

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[The following table was depicted as a pie chart in the printed material.]

AAA            63.0%
AA              8.5%
A              14.3%
BBB(1)         14.2%

Connecticut Tax-Free Income Fund

                               [GRAPHIC OMITTED]

[The following table was depicted as a pie chart in the printed material.]

AAA            52.3%
AA             17.9%
A               9.8%
BBB(1)         20.0%

Missouri Tax-Free Income Fund

                               [GRAPHIC OMITTED]

[The following table was depicted as a pie chart in the printed material.]

AAA            69.9%
AA             20.2%
A               2.3%
BBB(1)          7.6%

Hawaii Tax-Free Income Fund

                               [GRAPHIC OMITTED]

[The following table was depicted as a pie chart in the printed material.]

AAA            72.0%
AA              7.7%
A              15.1%
BBB(1)          5.2%

Texas Tax-Free Income Fund

                               [GRAPHIC OMITTED]

[The following table was depicted as a pie chart in the printed material.]

AAA            50.4%
AA             25.8%
A              18.0%
BBB(1)          5.8%

New Jersey Tax-Free Income Fund

                               [GRAPHIC OMITTED]

[The following table was depicted as a pie chart in the printed material.]

AAA            79.3%
AA              2.1%
A              14.6%
BBB(1)          4.0%

Washington Tax-Free Income Fund

                               [GRAPHIC OMITTED]

[The following table was depicted as a pie chart in the printed material.]

AAA            62.3%
AA             27.8%
A               9.2%
BBB(1)          0.7%

Minnesota Tax-Free Income Fund

                               [GRAPHIC OMITTED]

[The following table was depicted as a pie chart in the printed material.]

AAA            47.5%
AA             40.7%
A               9.2%
BBB(1)          2.6%

California Tax-Free Income Fund

                               [GRAPHIC OMITTED]

[The following table was depicted as a pie chart in the printed material.]

AAA            81.7%
AA              8.2%
A               8.3%
BBB(1)          1.8%

Lord Abbett's Tax-Free Record and SEC-Required Information as of 3/31/99 for Class A Shares

                                                                           National                  New York                 Texas
                                                            Tax-Free Income Fund(2)   Tax-Free Income Fund(2)  Tax-Free Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                                            4/2/84                    4/2/84               1/20/87
Net Assets (in millions)                                                    $ 598.8                   $ 277.3               $  91.7
Dividend Distribution Rate at Net Asset Value(5)                              4.85%                     5.01%                 5.10%

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Net Asset Value:
 1 Year                                                                       6.34%                     5.80%                 5.87%
10 Years or Life of Series                                                    7.92%                     7.44%                 8.17%

30-Day SEC Yield(8)                                                           4.01%                     4.45%                 3.77%

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at the Class A
Share Maximum Offering Price:
 1 Year                                                                       1.30%                     0.70%                 0.80%
 5 Years                                                                      6.20%                     5.09%                 6.33%
10 Years or Life of Series                                                    7.40%                     6.92%                 7.64%

                                                                      New Jersey             Connecticut                 Missouri
                                                            Tax-Free Income Fund    Tax-Free Income Fund     Tax-Free Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                                         1/2/91                  4/1/91                  5/31/91
Net Assets (in millions)                                                 $ 184.3                 $ 120.5                  $ 136.8
Dividend Distribution Rate at Net Asset Value(5)                           4.93%                   4.98%                    4.76%

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Net Asset Value:
 1 Year                                                                    5.72%                   6.01%                    5.28%
10 Years or Life of Series                                                 7.96%(7)                7.53%(7)                 7.31%(7)

30-Day SEC Yield(8)                                                        4.03%                   4.40%                    4.15%

------------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at the Class A
Share Maximum Offering Price:
 1 Year                                                                    0.70%                   1.00%                    0.40%
 5 Years                                                                   6.06%                   5.82%                    5.42%
10 Years or Life of Series                                                 7.32%(7)                6.87%(7)                 6.64%(7)

                                                                          Hawaii               Washington
                                                            Tax-Free Income Fund     Tax-Free Income Fund
-------------------------------------------------------------------------------------------------------------
Date of Inception                                                       10/28/91                  4/15/92
Net Assets (in millions)                                                $   77.0                  $  60.5
Dividend Distribution Rate at Net Asset Value(5)                           4.64%                    4.75%

-------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Net Asset Value:
 1 Year                                                                    5.36%                    5.87%
10 Years or Life of Series                                                 7.01%(7)                 7.53%(7)

30-Day SEC Yield(8)                                                        4.22%                    3.99%

-------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at the Class A
Share Maximum Offering Price:
 1 Year                                                                    0.20%                    0.90%
 5 Years                                                                   5.84%                    6.53%
10 Years or Life of Series                                                 6.31%(7)                 6.77%(7)

                                                                      Minnesota                     California
                                                            Tax-Free Income Fund(3)    Tax-Free Income Fund(2)
--------------------------------------------------------------------------------------------------------------
Date of Inception                                                          12/27/94                  9/3/85(4)
Net Assets (in millions)                                                   $   17.8                    $ 238.8
Dividend Distribution Rate at Net Asset Value(5)                              5.14%                      4.71%

--------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Net Asset Value:
 1 Year                                                                       6.31%                      5.99%
10 Years or Life of Series                                                    7.86%(7)
                                                                                                         7.62%
30-Day SEC Yield(8)                                                           4.81%                      4.18%

--------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at the Class A
Share Maximum Offering Price:
 1 Year                                                                       1.40%                      0.90%
 5 Years                                                                        --                       5.37%
10 Years or Life of Series                                                    6.63%(7)                   7.10%

(1) Includes holdings which are not rated by independent ratings services but are, in Lord Abbett's opinion, of comparable quality.

(2) For specific Class share performance, please see each Fund's Financial Highlights (pages 30, 31, and 36).

(3) Returns and yield for Minnesota Tax-Free Income Fund reflect a voluntary waiver of Lord, Abbett & Co.'s management fee. Absent of this waiver, the Fund's returns and yield would have been lower. Lord, Abbett & Co. may revise or terminate this decision at any time.

(4) Date shown is inception of a substantially similar predecessor fund that became the Fund effective 7/15/96.

(5) Dividend Distribution Rate at Net Asset Value: The dividend distribution rate is calculated by dividing the dividends of a class derived by net investment income during a stated period by the net asset value on the last day of the period.

(6) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Alternative Minimum Tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Fund.

(7)   Since inception.

(8) 30-Day SEC Yield: The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during a recent 30-day period by the maximum offering price per share on the last day of that period.

      The results quoted in this summary represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

      The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 4.75%. Effective May 3, 1999, the maximum sales charge was reduced to 3.25%.

      Lord Abbett's National, California and New York Tax-Free Income Funds also offer other classes of shares having varying fees and expenses.

      See Important Information on page 1.

A Note About Year 2000 Matters

As you probably know, the Fund depends on the proper functioning of computer systems for most, if not all, aspects of its operations. Many computer systems now in use cannot distinguish between the year 2000 (Y2K) and the year 1900, an inability that could disrupt the services provided to the Fund.

Lord Abbett, Lord Abbett Distributor LLC, the Fund's transfer agent, the Fund's custodian and other providers of services critical to the Fund have advised the Fund that they have been actively working on changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of their external service providers, will be adapted in time. Although the Y2K issue is unprecedented and the process of Y2K preparedness evaluation and systems remediation is an ongoing one, we presently believe that there will be no material effect on the Fund and its financial statements.

Important Information

Each portfolio may invest up to 20% of its net assets in residual interest bonds ("RIBs"). ARIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs give higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 6/30/99, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

                                  Statement of Net Assets
                                  NATIONAL TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Prerefunded 14.26%                Amarillo TX Health Facs Corp RIBS FSA+ 9.544% 1/1/2022++            AAA    $ 1,500   $ 1,777,500
                                  Chattanooga-Hamilton Co TN Hosp Auth Rev Erlanger Ser B
                                  RIBS FSA+ 10.23% 5/25/2021++                                        AAA      3,500     4,086,250
                                  Clermont Co OH Hosp Facs Ser A AMBAC+ 7 1/2% 9/1/2019               AAA        285       310,650
                                  Cumberland Co NC Ctf Ser A AMBAC+ 6.40% 12/1/2019                   AAA      2,800     3,199,000
                                  Cumberland Co NC Ctf Ser A AMBAC+ 6.40% 12/1/2024                   AAA        500       571,250
                                  Fulton Co GA Hosp Auth Rev Ser B MBIA+ 6.60% 10/1/2011              AAA      3,000     3,330,000
                                  Glendale AZ Ind Dev Auth Ed Facs Rev CNLA+ 7 1/8% 7/1/2020          AAA      1,000     1,177,500
                                  Hillsborough Co FL Aviation FGIC+ 6.90% 10/1/2011                   AAA        170       176,483
                                  Indiana St Ed Facs Auth Rev 6.65% 3/1/2019                          AAA        860       977,175
                                  Indiana Univ Bldg Auth Ser N 10 1/8% 7/1/2010                       AAA        710       808,513
                                  Kansas City MO Arpt Rev Ser B FSA+ 6 7/8% 9/1/2014                  AAA      2,400     2,760,000
                                  Metropolitan Govt Nashville RIBS AMBAC+ 9.356% 1/1/2022++           AAA     10,750    12,443,125
                                  Michigan St Trunk Line Ser A MBIA+ 5 1/2% 10/1/2021                 AAA      1,000     1,056,250
                                  Minneapolis & St Paul MN Hsg Ser A MBIA+ 6 3/4% 8/15/2014           AAA      1,300     1,371,500
                                  Montgomery AL Med Clinic Bd 7% 3/1/2015                             AAA        445       472,813
                                  New York St Med Care Facs Fin Ser A FHA+ 8% 2/15/2027               AAA      1,925     1,955,184
                                  Ohio St 6.20% 8/1/2013                                              AAA        750       851,250
                                  Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                  AAA        372       410,463
                                  Puerto Rico Commonwealth Hwy 6 1/2% 7/1/2022                        AAA        150       165,000
                                  Puerto Rico Elec Pwr Auth RIBS FSA+ 9.347% 7/1/2023++               AAA      2,500     2,912,500
                                  S E Wisconsin Baseball Rmkt MBIA+ 5.80% 12/15/2026                  AAA     13,820    15,426,575
                                  Spartanburg SC Wtr Wks Rev FGIC+ 6 1/8% 6/1/2026                    AAA      5,000     5,668,750
                                  St Louis MO Land Clearance Rev 7 3/4% 7/1/2021                      AAA      7,045     7,661,438
                                  Tacoma WA Elec Sys Rev Ser C RIBS AMBAC+ 9.347%
                                  1/2/2015++                                                          AAA      1,500     1,708,125
                                  Uintah Co UT Poll Ctrl Rev 84-F-2 10 1/2% 6/15/2014                 Aaa      1,000     1,142,500

                                  Statement of Net Assets
                                  NATIONAL TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  University NM Tech Dev Corp Ser A MBIA+ 6.55% 8/15/2025             AAA    $ 1,410  $  1,609,163
                                  Vermont Ed & Health Bldgs Fin/St Michaels College 7.05%
                                  10/1/2016                                                           AAA      2,000     2,177,500
                                  Wa Cnty PA Hosp Auth/Shadyside Hosp Proj AMBAC+
                                  5 7/8% 12/15/2013                                                   AAA      1,000     1,060,000
                                  Weber Co UT Muni Bldg Auth Lease Rev 7 1/2% 12/15/2019              AAA      3,000     3,588,750
                                  Wisconsin Ctr Dist Tax Rev RIBS 7.947% 12/15/2027++                 AAA     10,500    12,915,000
                                  Total                                                                                 93,770,207
----------------------------------------------------------------------------------------------------------------------============
General Obligation State .93%     Georgia St Ser C 6 1/4% 8/1/2013                                    AAA        300       350,625
                                  New York St Ser B 6% 8/15/2018                                        A        200       218,000
                                  Oregon St Veterans Welfare Ser 76A 6.05% 10/1/2028                   AA      1,100     1,222,375
                                  Texas St Wtr Dev Bd 7.15% 8/1/2035                                   AA      1,915     2,166,344
                                  Washington St Ser A 5 3/4% 9/1/2019                                  AA      2,000     2,137,500
                                  Total                                                                                  6,094,844
----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 6.86%    Anne Arundel Co MD 6.30% 8/1/2014                                    AA      2,510     2,845,712
                                  Anne Arundel Co MD 6.30% 8/1/2015                                    AA      2,510     2,845,712
                                  Anne Arundel Co MD 6.30% 8/1/2023                                    AA        505       572,543
                                  Atlanta GA Ser A 5.60% 12/1/2015                                     AA      1,330     1,401,488
                                  ADA & Canyon ID Jt School 5 1/2% 7/30/2015                           Aa        375       405,468
                                  Anchor Bay Sch Dist MI FGIC+ 4 3/4% 5/1/2026                        AAA      1,155     1,088,588
                                  Chicago IL Bd Ed Ser B-1 FGIC+ Zero Coupon 12/1/2030                AAA     60,000    11,325,000
                                  Colorado Sprngs School Dist. 11 MBIA+ 4 3/4% 12/15/2018             AAA        950       923,875
                                  Columbia GA Courthouse/Detention 5 5/8% 2/1/2020                      A        740       779,775
                                  Dakota Cnty MNSer C 4 1/2% 2/1/2001                                  AA      1,000     1,016,250
                                  Dakota Co MNSer C 4 1/2% 2/1/2002                                    AA      1,000     1,021,250
                                  Dodge KS USD 443 FSA+ 4 3/8% 9/1/2018                               AAA      2,325     2,188,406
                                  Fayette Co GA Sch Dist 6 1/8% 3/1/2015                               Aa      1,000     1,096,250
                                  Glen Cove NY FGIC+ 5% 9/15/2014                                     AAA        705       719,981
                                  Idaho Falls ID FGIC+ Zero Coupon 4/1/2013                           AAA      1,500       776,250
                                  Kilmarnock VA 6 1/4% 3/1/2027                                       BBB*     1,430     1,553,338
                                  North Providence RI Ser A MBIA+ 6 1/8% 7/1/2016                     AAA      1,410     1,580,963
                                  Perrysburg OH 5.35% 12/1/2025                                        Aa      1,200     1,236,000
                                  Riverside VA Regl Jail Auth MBIA+ 6% 7/1/2025                       AAA      7,000     7,682,500
                                  University City MO Sch Dist MBIA+ 10% 2/15/2008                     AAA      2,250     3,186,563
                                  Washington Multnomah & Yamhill OR 4.85% 6/1/2017                     Aa        885       872,831
                                  Total                                                                                 45,118,743
----------------------------------------------------------------------------------------------------------------------============
Education 15.75%                  Allegheny Co PA Higher Ed Bldg ACA-CBI+ 6% 5/1/2028                   A      2,755     3,116,593
                                  Austin TX Higher Ed Auth/St Edwards Univ ACA-CBI+
                                  5 1/4% 8/1/2023                                                       A      1,395     1,390,577
                                  California Ed Facs Auth ResidualCTFSSer 113 7.215% 12/1/2027        AAA      1,525     1,576,469
                                  Connecticut St Health & Ed Facs/Quinnipiac College Ser E
                                  ACA+ FSA+ 4 3/4% 7/1/2028                                           AAA        630       600,862
                                  Connecticut St Higher Ed Ser A AMT+++ 7 3/8% 11/15/2005               A         65        66,539
                                  Dinwiddie Co VA Indl Dev MBIA+ 6% 2/1/2018                          AAA        650       706,063
                                  District of Columbia Rev AMBAC+ 6% 4/1/2018                         AAA      1,000     1,102,500
                                  District of Columbia Rev AMBAC+ 4 3/4% 8/15/2018                    Aaa      1,250     1,193,750
                                  District of Columbia Rev MBIA+ 7.15% 4/1/2021                       AAA      1,000     1,035,760
                                  District of Columbia Rev LINK 9.22% 4/25/2022++                       A      4,000     4,625,000
                                  District of Columbia Rev CNLA+ 6.45% 10/1/2023                      AAA      5,250     5,768,437
                                  Illinois Ed Facs Auth Revs AMBAC+ 5.70% 7/1/2024                    AAA      6,300     6,693,750
                                  Indiana St Ed Facs Auth Rev 6.65% 3/1/2019                          Aaa     10,740    12,109,350
                                  Massachusetts St Dev Fin Agy Brooks Sch Ser B MBIA+
                                  5% 7/1/2029                                                         Aaa        750       730,313
                                  Massachusetts St Health & Ed Facs Auth Rev CNLA+
                                  6% 7/1/2023                                                         AAA      1,175     1,255,781

                                  Statement of Net Assets
                                  NATIONAL TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  Massachusetts St Health & Ed Wellesley College Ser F
                                  5 1/8% 7/1/2039                                                      AA    $ 1,500   $ 1,496,250
                                  Montgomery Co MD Economic Dev Rev 5.60% 11/1/2022                   BBB        300       304,125
                                  New Jersey Economic Dev Sch Rev 7% 5/1/2020                         BBB*     1,000     1,080,000
                                  New Jersey St Ed Facs Auth Ser E AMBAC+ 5.20% 7/1/2028              AAA        130       131,788
                                  New Jersey St Ed Facs Auth/Princeton Univ Ser A 5% 7/1/2029         AAA      5,115     5,089,425
                                  New York St Dorm Auth Rev/Upstate Cmnty Colleges Ser A
                                  5% 7/1/2028                                                         BBB      2,500     2,400,000
                                  Northern IL Univ Rev FGIC+ 5 3/4% 4/1/2022                          Aaa      4,000     4,290,000
                                  Ohio St Higher Ed Fac Ser A AMBAC+ 5.40% 12/1/2022                  AAA        250       257,500
                                  Ohio St Higher Ed Fac Ser A 5% 10/1/2029                             AA      3,325     3,254,344
                                  Oregon Health Science Univ Rev Ser A MBIA+ Zero Coupon
                                  7/1/2021                                                            AAA      9,350     3,003,688
                                  Ohio Univ Gen Receipts Athens FSA+ 5% 12/1/2024                     AAA      1,000       983,750
                                  Pennsylvania St Higher Ed Ser B RIBS AMBAC+ AMT+++
                                  8.807% 3/1/2022++                                                   AAA      4,500     5,349,375
                                  Pennsylvania St Higher Ed RIBS AMBAC+ 8.797% 9/1/2026++             AAA      2,000     2,472,500
                                  Pennsylvania St Higher Ed MBIA+ 5 5/8% 12/1/2027                    AAA      1,000     1,051,250
                                  Private Colleges & Univ Fac Auth GASer B AMT+++ 5% 11/1/2033         Aa        400       390,500
                                  Private Colleges & Univ Facs Auth GA Ser A 6.40% 10/1/2023           Aa        310       334,025
                                  Rhode Island St Health & Ed 6% 9/1/2025                              AA      7,465     8,295,481
                                  South Carolina Ed Facs Auth Furman Univ PJ AMBAC+ 5%
                                  10/1/2019                                                           Aaa        500       493,750
                                  South Carolina Ed Facs Auth Furman Univ PJ AMBAC+ 5%
                                  10/1/2029                                                           Aaa      1,750     1,717,188
                                  State Univ Iowa Univ Revs 4.85% 11/1/2016                            Aa        500       501,875
                                  Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                       A        460       483,575
                                  University VA Ser A 5 1/8% 6/1/2013                                  AA        500       518,125
                                  University Northn Co Rev MBIA+ 5.60% 6/1/2024                       AAA      1,000     1,053,750
                                  University NC Revs Zero Coupon 8/1/2019                              AA      3,100     1,104,375
                                  University NC Revs Zero Coupon 8/1/2021                              AA      6,510     2,091,338
                                  University NC Sys Pool Rev Ser B MBIA+ 4 1/2% 10/1/2023             AAA        730       667,950
                                  University ID Univ Revs Std Fee-Recreation Proj FSA+
                                  5% 4/1/2025                                                         AAA      1,860     1,848,375
                                  University OK Revs MBIA+ 4 5/8% 7/1/2024                            AAA      2,530     2,425,638
                                  Vermont Ed & Health Bldgs Fin Agy 6% 11/1/2013                       AA      1,450     1,576,875
                                  Virginia St Pub Sch Auth Ser A 6.20% 8/1/2014                        AA      1,500     1,657,500
                                  Wayne St Univ MI AMBAC+ 5.65% 11/15/2015                            AAA      5,000     5,287,500
                                  Total                                                                                103,583,559
-----------------------------------------------------------------------------------------------------------------------===========
Finance 1.45%                     Delaware Valley PA Regl Fin Auth Ser C AMBAC+ 7 3/4%
                                  7/1/2027                                                            AAA      1,000     1,406,250
                                  Indiana Bd Bk Rev Guarantee Ser A 6 3/4% 2/1/2017                   AAA        500       568,125
                                  Iowa St Fin Auth Rev 6 1/4% 5/1/2024                                  A      3,400     3,748,500
                                  St Louis MO Fin Corp Leasehold Rev Ser A AMBAC+
                                  6% 2/15/2021                                                        AAA      3,500     3,819,375
                                  Total                                                                                  9,542,250
-----------------------------------------------------------------------------------------------------------------------===========
Health and Hospital 15.84%        Burleigh Co ND Health/Med Ctr MBIA+ 5 1/4% 5/1/2013                 AAA      1,000     1,033,750
                                  Cobb Co GA Hosp Auth Rev CTFSSer A AMBAC+ 4 3/4%
                                  4/1/2026                                                            AAA        500       469,375
                                  Cobb Hosp GA Kennestone Hosp MBIA+ Zero Coupon 8/1/2015             AAA      1,000       412,500
                                  Connecticut St Health & Ed FSA+ 7% 7/1/2020                         AAA      1,000     1,056,250
                                  Connecticut St Health & Ed 5 3/4% 7/1/2023                          Baa      3,280     3,333,300
                                  Connecticut St Health & Ed AMBAC+ 6% 11/1/2022                      AAA      2,800     3,017,000
                                  Connecticut St Health & Ed FHA+ 5.20% 8/1/2038                      AAA        650       644,312
                                  Cumberland Cnty PA Muni Auth 6.80% 11/15/2014                       Baa      1,200     1,297,500
                                  Delaware Co PA Auth Hosp Rev ACA-CBI+ 5 3/8% 12/1/2018                A      2,875     2,900,156
                                  Fairfax Co VA Indl Dev Auth 5 7/8% 8/15/2016                         AA      1,000     1,081,250
                                  Glynn-Brunswick Mem Hosp Auth GA MBIA+ 6% 8/1/2016                  AAA        500       551,250
                                  Grand Forks ND Health Care MBIA+ 5.60% 8/15/2017                    AAA      1,675     1,767,125
                                  Illinois Health Facs Auth Rev MBIA+ 5 3/8% 3/1/2013                 Aaa      2,405     2,495,187

                                  Statement of Net Assets
                                  NATIONAL TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  Illinois Health Facs Auth Rev 6 3/4% 3/1/2024                       Baa    $ 2,000  $ 12,185,000
                                  Indiana Co PA Hosp Auth Rev 7 1/8% 7/1/2023                           A      1,500     1,633,125
                                  Iowa St Fin Auth Rev Ser V 5 1/4% 8/15/2021                          AA      1,510       508,113
                                  Kansas St Dev Fin Auth Rev MBIA+ 5 1/8% 12/1/2018                   AAA        710       710,000
                                  Kentucky Economic Dev Fin Auth Rev MBIA+ 6% 1/1/2027                AAA      1,000     1,123,750
                                  Kershaw Co SC Hosp Facs Rec 8% 9/15/2017                            Baa      1,435     1,483,790
                                  Maryland St Health & Higher Ed/Kaiser Permanente Ser A
                                  5 3/8% 7/1/2015                                                       A      5,000     5,212,500
                                  Maryland St Health & Higher Ed/Upper Chesapeake Hosp Ser A
                                  FSA+ 5 1/8% 1/1/2038                                                Aaa      1,000     1,001,250
                                  Maryland St Health & Higher Ed FSA+ 7.097% 1/1/2038++               AAA      5,000     5,006,250
                                  Maryland St Health & Higher Ed/Midlantic Helix Issue Ser B
                                  AMBAC+ 5 1/4% 8/15/2038                                             AAA     15,000    15,712,500
                                  Mckean Co PA/Bradford Hosp ACA+ 6% 10/1/2013                          A      3,500     3,815,000
                                  Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                                  6.90% 10/15/2022                                                      A        700       759,500
                                  Montgomery AL Med Clinic Bd 7% 3/1/2015                               A      1,305     1,358,831
                                  New Hampshire Higher Ed &Health Facs/Androscoggin
                                  5.80% 11/1/2027                                                       A      1,000     1,048,750
                                  New Jersey Health Care Facs Ser C MBIA+ 6 5/8% 7/1/2010             AAA        250       256,643
                                  New Jersey Health Care Facs/St Peters Med Ctr MBIA+ 8.60%
                                  7/1/2017                                                            AAA        370       378,455
                                  New Jersey Economic Dev Auth/United Methodist Homes
                                  5 1/8% 7/1/2018                                                     BBB      1,000       945,000
                                  New York St Med Care Facs Ser A 8 7/8% 8/15/2007                      A      1,105     1,129,641
                                  Norfolk VA Ind Dev Auth Rev AMBAC+ 6 1/2% 6/1/2021                  AAA      1,150     1,224,750
                                  North Carolina Med Care Comm Pitt Co Mem Hosp Ser A
                                  MBIA-IBC+ 4 3/4% 12/1/2028                                          AAA     10,050     9,409,313
                                  Plymouth MN Health Facs Rev FSA+ 6 1/8% 6/1/2024                    AAA      4,000     4,400,000
                                  Pottsville Hosp PA ACA-CBI+ 5 5/8% 7/1/2024                           A        250       256,563
                                  Rhode Island St Health & Ed 6 1/4% 8/15/2022                        BBB**    1,000     1,041,250
                                  Rochester MN Health Care Ser H RIBS 8.118% 11/15/2015++              AA      9,000    10,417,500
                                  Tampa FL Hosp Rev Ser A 5 3/4% 7/1/2029                               A      1,000     1,067,500
                                  Washington Co OH Hosp FSA+ 4 1/2% 9/1/2023                          Aaa      4,415     4,039,725
                                  Wisconsin Health & Ed Facs A MBIA+ 6 1/2% 8/15/2011                 AAA      1,140     1,218,375
                                  Wisconsin St Health & Ed Facs Auth Rev 7 7/8% 11/1/2022               A      3,275     3,889,063
                                  Wisconsin St Health & Ed Facs Auth Rev MBIA+ 5 3/4% 3/1/2027        AAA        800       860,000
                                  Wisconsin St Health & Ed Facs Auth Rev AMBAC+ 5 1/4%
                                  12/15/2027                                                          AAA      1,000       988,550
                                  Total                                                                                104,139,642
----------------------------------------------------------------------------------------------------------------------============
Housing 10.69%                    Arlington Co VA Ind Dev Auth Multi-Fam Hsg Rev 8% 7/1/2015          BBB*       890       944,512
                                  Arlington Co VA Ind Dev Auth Multi-Fam Hsg Rev 6.30% 7/1/2016         A        500       538,750
                                  Atlanta GA Urban Residential FNMA+ AMT+++ 5.35% 10/1/2028           AAA        750       751,875
                                  Bexar Co TX Hsg Fin Corp Ser A GNMA+ AMT+++ 8.20% 4/1/2022          AAA        655       676,287
                                  Clayton Cnty GA Hsg Auth Multi-Fam Hsg Rev FSA+ AMT+++
                                  5.70% 7/1/2023                                                      AAA      1,000     1,036,250
                                  Colorado Hsg & Fin Auth Ser A AMT+++ 6.65% 10/1/2028                 AA      2,385     2,581,762
                                  Colorado Hsg & Fin Auth Ser A AMT+++ 6.80% 10/1/2037                 AA      2,360     2,572,400
                                  Connecticut St Hsg Fin Auth Facs 6.20% 5/15/2017                     AA        270       287,888
                                  Fulton Co GA Hsg Auth Multi-Fam Hsg Rev Ser A AMT+ 6 3/8%
                                  1/1/2027                                                              A      2,900     3,088,500
                                  Georgia St Hsg & Fin Auth Rev Sub Ser A-2 FHA+ AMT+++
                                  6.40% 12/1/2015                                                     AAA      2,000     2,122,500
                                  Georgia St Hsg & Fin Auth Rev Sing Fam MtgSub Ser A-2
                                  FHA+ AMT+++ 6.45% 12/1/2027                                         AAA        210       223,125
                                  Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser B-2
                                  FHA+ AMT+++ 6.55% 12/1/2027                                         AAA      2,000     2,127,500
                                  Georgia St Hsg & Fin Auth Rev Sub Ser B-2 AMT+++ 5.85%
                                  12/1/2028                                                           AAA        495       512,943
                                  Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Ser A
                                  FNMA+ AMT+++ 5 3/4% 7/1/2030                                         Aa      1,000     1,038,750

                                  Statement of Net Assets
                                  NATIONAL TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  Idaho Hsg Agy Ser F FHA+ AMT+++ 7.45% 7/1/2015                      Aaa    $ 1,020  $  1,097,775
                                  Illinois Hsg Dev Auth FHA+ AMT+++ 6.80% 12/1/2016                   AAA      1,000     1,097,500
                                  Illinois Hsg Dev Auth FHA+ AMT+++ 7.10% 12/1/2034                   AAA      1,500     1,674,375
                                  Indiana St Hsg Fin Auth Ser D GNMA+ 7.80% 1/1/2022                  Aaa        610       631,350
                                  Kentucky Hsg Corp Hsg Rev Ser B AMT+++ 6.10% 7/1/2016               AAA      1,205     1,269,769
                                  Kentucky Hsg Corp Hsg Rev Ser D-1 FHA+ AMT+++ 6.80%
                                  1/1/2024                                                            AAA         85        89,781
                                  Kentucky Hsg Corp Hsg Rev Ser B FHA/VA+ AMT+++  5 1/4%
                                  1/1/2028                                                            AAA      2,875     2,875,000
                                  Kentucky Hsg Corp Hsg Rev Ser D FHA+ AMT+++ 5 1/8%
                                  7/1/2038                                                            AAA        590       582,625
                                  Lee Co FL Hsg Fin Auth Sing Fam Rev Ser A FNMA/GNMA/FHLMC+
                                  AMT+++ 6 1/4% 9/1/2031                                              Aaa      1,000     1,096,250
                                  Maine St Hsg Auth Mtge Ser A-2 AMT++ 6 3/4% 11/15/2035               AA        130       138,287
                                  Maricopa AZ Multi-Fam Hsg Rev MBIA+ 5.15% 7/1/2029                  AAA      1,600     1,604,000
                                  Maryland St Comm Dev Admin Sing Fam 7th Ser AMT+++
                                  7.30% 4/1/2025                                                       Aa        495       529,650
                                  Massachusetts St Hsg Fin Agy Ser 29 AMT+++ 6 3/4% 6/1/2026           Aa      1,525     1,629,843
                                  Massachusetts St Hsg Fin Agy AMBAC/FHA+ AMT+++ 7.35%
                                  1/1/2035                                                            AAA      1,440     1,584,000
                                  Minneapolis St Paul MN Hsg Fin Bd Rev FNMA+ AMT+++
                                  6 1/4% 11/1/2030                                                    AAA      1,000     1,080,000
                                  Missouri St Hsg Dev Comm GNMA+ AMT+++ 7 3/8% 8/1/2023               AAA        530       556,500
                                  Maine St Hsg Auth Mtg Pur Ser A-2 AMT+++ 5 1/4% 11/15/2032           AA      1,865     1,844,019
                                  New Jersey St Hsg & Mtg Fin Agy Ser B MBIA+ AMT+++
                                  7.90% 10/1/2022                                                     AAA      4,200     4,336,500
                                  New York St Mtg Agy Rev FHA+ Zero Coupon 10/1/2014                  Aaa        945       217,246
                                  North Carolina Hsg Fin Agy Sing Fam Rev Ser BB AMT+++
                                  6 1/4% 3/1/2012                                                      AA      1,275     1,349,906
                                  North Dakota St Hsg Fin Agy Ser B AMT+++ 5.85% 7/1/2028              Aa      2,425     2,537,156
                                  Ohio Hsg Fin Auth Ser C GNMA+ AMT+++ 7.85% 9/1/2021                 AAA        330       346,500
                                  Oklahoma Hsg Fin Agy Sing Fam Rev AMT+++ 5.20% 9/1/2021             Aaa      2,780     2,793,900
                                  Oklahoma Hsg Fin Agy Sing Fam Rev Zero Coupon 3/1/2029              Aaa      2,500       506,250
                                  Oklahoma Hsg Fin Agy Sing Fam Rev AMT+++ 5 1/4% 3/1/2030            Aaa      1,000     1,006,250
                                  Oregon St Hsg & Comm Svcs Ser A AMT+++ 5.701% 7/1/2029               Aa        500       516,250
                                  Prince William Co VA Multi-Fam Hsg/Melrose Apts Ser A
                                  5.40% 1/1/2029                                                        A      2,050     2,057,688
                                  South Dakota Hsg Dev Auth Ser A 5 1/8% 5/1/2027                     AAA      5,000     4,987,500
                                  Tennessee Hsg Dev Agy Mtge Ser A AMT+++ 7 1/8% 7/1/2026               A      2,575     2,681,219
                                  Utah St Hsg Fin Agy Sing Fam Ser A-2 FHA+ AMT+++
                                  7 3/4% 1/1/2023                                                     AAA         95        99,275
                                  Virginia St Hsg Dev Auth Ser A 7.10% 1/1/2022                        AA      7,600     7,980,000
                                  Wyoming Comm Dev Auth Hsg Rev Ser 2 AMT+++ 6.35%
                                  6/1/2029                                                             AA        940       992,875
                                  Total                                                                                 70,292,281
----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 2.64%    Albany Dougherty GA Payroll AMT+++ 5.20% 5/15/2028                   AA      1,000       998,750
                                  Butler AL Ind Dev Bd Solid Waste Rev/James River Corp
                                  AMT+++ 8% 9/1/2028                                                  BBB      1,500     1,708,125
                                  Connecticut St Dev Auth Solid Waste Rev/Pfizer Inc Proj
                                  AMT+++ 7% 7/1/2025                                                  AAA      2,500     2,875,000
                                  Henrico Co VA Ind Dev Auth 7 1/8% 8/1/2021                           AA      3,095     3,559,250
                                  Hillsborough Co FL Ind Dev Auth/Tampa Elec Proj 8% 5/1/2022          AA      2,955     3,379,781
                                  Matagorda Co TX Nav Dist AMBAC+ AMT+++ 5 1/8% 11/1/2028             AAA      3,500     3,508,750
                                  Missouri St Dev Fin Wst Disp 5.20% 3/15/2029                         AA        500       499,375
                                  Texas City TX Ind Dev Corp Marine Term Rev/ARCO 7 3/8%
                                  10/1/2020                                                             A        650       840,938
                                  Total                                                                                 17,369,969
----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 4.81%               Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev MBIA+
                                  5 5/8% 10/1/2026                                                    AAA     10,250    11,428,750
                                  Harnett Co NC Ctfs Partn AMBAC+ 6.20% 12/1/2009                     AAA      2,900     3,186,375
                                  Harrisburg PA Auth Rev MBIA+ 5 5/8% 9/15/2017                       AAA      1,000     1,063,750
                                  Louisiana Stad & Expo Dist Ser B FGIC+ 5% 7/1/2026                  AAA      3,580     3,508,400
                                  Massachusetts St Ind Fin Agy/WGBH Ed Fndtn AMBAC+ 5%
                                  3/1/2028                                                            AAA      2,750     2,681,250
                                  Norfolk VA Pkg Sys Rev MBIA+ 5.55% 2/1/2027                         AAA      2,225     2,336,250
                                  Pennsylvania Intergovernment FGIC+ 5% 6/15/2021                     AAA      2,475     2,432,504

                                  Statement of Net Assets
                                  NATIONAL TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  St Clair MI Econ Ref Ser AA AMBAC+ 6.40% 8/1/2024                   AAA    $ 1,000  $  1,141,250
                                  St Louis Co MO Ind Dev Rev Arena Proj AMT+++ 7 7/8%
                                  12/1/2024                                                           BBB*     3,500     3,815,000
                                  Total                                                                                 31,593,529
----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 1.43%   Burke Co GA Dev Auth Poll Ctrl Rev MBIA+ 6.60% 7/1/2024             AAA        450       461,592
                                  Coconino Co AZ Poll Ctrl Rev Ser B AMT+++ 5.80% 11/1/2032           BBB      1,000     1,013,750
                                  Missouri St Environmental Imp & Energy Wtr Poll Ctrl Rev
                                  7.20% 7/1/2016                                                       Aa      3,250     3,757,813
                                  Monroe Co MI Econ Dev/Detroit Edison Co Ser AA FGIC+
                                  6.95% 9/1/2022                                                      AAA      1,000     1,278,750
                                  New York St Energy Res & Dev MBIA+ AMT+++ 8.635%
                                  9/1/2033++                                                          Aaa      2,500     2,912,500
                                  Total                                                                                  9,424,405
----------------------------------------------------------------------------------------------------------------------============
Power 8.26%                       Chelan Co WA Pub Util MBIA+ Zero Coupon 6/1/2028                    AAA      5,550     1,221,000
                                  Chelan Co WA Pub Util Ser A FSA+ AMT+++ 5 1/4% 7/1/2033             AAA      2,175     2,180,437
                                  Clark Co NV Ind Dev Rev Ser ACA+ AMT+++ 7.886% 10/1/2030++            A     12,500    12,781,250
                                  Guam Pwr Auth Rev Ser A AMBAC+ 5 1/4% 10/1/2023                     AAA      2,000     2,040,000
                                  Grant CoWA Pub Util Dist MBIA+ AMT+++ 5 3/8% 1/1/2018               AAA        900       898,875
                                  Hamilton City OH Elec Ser B FGIC+ 6.30% 10/15/2025                  AAA      7,555     8,178,287
                                  Hawaii St Dept Bdg & Fin/Citizen Util RIBS AMT+++
                                  6.939% 12/15/2023++                                                 AAA      2,000     2,082,500
                                  Long Island Pwr Auth NY Elec Sys Rev Ser A 5 1/2% 12/1/2029           A        700       718,375
                                  Milwaukee WI Loc Dist AMT+++ 6.85% 10/1/2021                         AA        500       543,125
                                  North Carolina Eastern Muni Pwr Ser G ACA+ 5 3/4% 12/1/2016           A      5,000     5,312,500
                                  Oregon St Alternate Energy Proj Ser A AMT+++ 5% 1/1/2015             AA      1,915     1,943,725
                                  Oregon St Alternate Energy Proj Ser A AMT+++ 5.05% 1/1/2016          AA      1,995     2,024,925
                                  Oregon St Alternate Energy Proj Ser A AMT+++ 5.10% 1/1/2017          AA      1,130     1,146,950
                                  Snohomish CoWA Pub Util RIBS MBIA+ 7.722% 1/1/2024++                AAA      5,000     5,425,000
                                  St Petersburg FL Pub Util 5.60% 10/1/2015                            AA        250       262,813
                                  Washington St Pub Supply Ser 369 RIBS 7.087% 7/1/2017++              AA      4,500     4,584,375
                                  Washington St Pub Supply Ser 369B RIBS 7.087% 7/1/2017++             AA      1,345     1,370,219
                                  Western OR Generation Agy Ser B AMT+++ 7.40% 1/1/16                 BBB*     1,500     1,616,250
                                  Total                                                                                 54,330,606
----------------------------------------------------------------------------------------------------------------------============
Solid Waste .37%                  Broward Co FL Wtr & Sewer 7.95% 12/1/2008                             A          2         2,109
                                  Cobb Co GA Solid Waste Mgmt AMT+++ 6.40% 1/1/2015                   AAA        900     1,000,125
                                  Tampa FL Solid Waste AMBAC+ AMT+++ 5% 10/1/2021                     AAA      1,450     1,424,625
                                  Total                                                                                  2,426,859
----------------------------------------------------------------------------------------------------------------------============
Transportation 11.25%             Albuquerque NM Arpt Rev AMBAC+ AMT+++ 6.60% 7/1/2016                AAA      2,400     2,586,000
                                  Denver CO City & Co Arpt Rev Ser A FSA+ AMT+++ 5%
                                  11/15/2025                                                          AAA      2,500     2,418,750
                                  Florida St Dept of Transp Ser A 4 3/4% 7/1/2024                      AA     15,000    14,193,750
                                  Hillsborough Co FL Port Dist MBIA+ AMT+++ 5% 6/1/2023               AAA      1,895     1,871,313
                                  Hillsborough Co FL Aviation FGIC+ 6.90% 10/1/2011                   AAA        330       342,091
                                  Houston TX Arpt Sys Rev Sr Lien Ser C MBIA+ 5% 7/1/2025             AAA      1,470     1,431,412
                                  Manchester NHGen Arpt Rev Ser A MBIA+ 4 1/2% 1/1/2028               AAA     15,000    13,612,500
                                  Pensacola FL Arpt Rev MBIA+ AMT+++ 6 1/8% 10/1/2018                 AAA      1,000     1,126,250
                                  Pocahontas Pkwy Assoc VA Toll ACA+ Zero Coupon 8/15/2017              A      5,500     1,973,125
                                  Port Auth NY & NJ Cons 70th Ser AMT+++ 7 1/4% 8/1/2025               AA        500       526,875
                                  Port Auth NY & NJ Cons 106th Ser FGIC+ 4 1/4% 10/1/2026             AAA      2,100     1,850,625
                                  Port Kalama WA Rev Ser B 5 5/8% 12/1/2015                           Baa      1,025     1,060,875
                                  Puerto Rico Commonwealth Hwy Ser A MBIA+ 4 3/4%
                                  7/1/2038                                                            AAA      4,500     4,336,875
                                  San Joaquin Hills CA Transn Ser A MBIA+ Zero Coupon 1/15/2036       AAA      3,800       570,000
                                  Santa Rosa Bay Brdg Auth FL 6 1/4% 7/1/2028                         BBB      2,140     2,340,625
                                  Santa Rosa Bay Brdg Auth FL ACA-CBI+ 6 1/4% 7/1/2028                  A     11,500    12,736,250
                                  Triborough Brdg & Tunl Auth Ser A 5 1/4% 1/1/2028                    Aa      7,500     7,575,000

                                  Statement of Net Assets
                                  NATIONAL TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  Virginia St Transn Brd US Route 58 Corridor Dev Ser B 5 1/2%
                                  5/15/2018                                                            AA    $ 3,250  $  3,400,313
                                  Total                                                                                 73,952,629
----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 8.00%             Albuquerque NM Jt Wtr &Swr Ser A AMBAC+ 5% 7/1/2004                 AAA      2,880     2,944,800
                                  Arkansas St Dev Fin AuthRevolving Fd Ser A 4 7/8% 6/1/2017           AA      1,000       991,250
                                  Chicago IL Waste Wtr Trans MBIA+ Zero Coupon 1/1/2027               AAA      1,500       354,375
                                  Douglasville Douglas Co GA FGIC+ 4 1/2% 6/1/2023                    AAA      1,250     1,153,125
                                  Hamilton OH Wtr Wks Rev Ser A MBIA+ 6.30% 10/15/2021                AAA      1,000     1,065,000
                                  Henry Co KY Wtr Dist No 2 MBIA+ 4 3/4% 1/1/2028                     AAA      1,035       981,956
                                  Henrico Co VA Wtr & Swr Rev 5% 5/1/2022                              Aa      1,000       995,000
                                  Jefferson Co AL Swr Rev FGIC+ 5 3/4% 2/1/2038                       AAA      5,000     5,356,250
                                  Kansas St Dev Fin Auth Rev 5% 4/1/2021                                A      3,135     3,080,138
                                  Los Angeles CA Wastewtr Rev MBIA+ 4% 6/1/2019                       AAA      4,500     3,926,250
                                  Loudoun Co VA Santn Auth MBIA+ 4 3/4% 1/1/2030                      AAA      1,450     1,370,250
                                  Louisville & Jefferson Co KY Ser B MBIA+ 5.20% 5/15/2025            AAA     10,000    10,062,500
                                  Macon GA Wtr Auth Wtr & Swr 4 1/2% 10/1/2018                         AA        100        93,375
                                  New York City Muni Wtr Fin Ser B MBIA+ 5 3/4% 6/15/2029             AAA      1,000     1,077,500
                                  Orange Beach AL Wtr Swr FSA+ 5 1/8% 5/15/2028                       AAA      1,620     1,609,875
                                  Portland OR Swr Sys Rev FGIC+ 5% 6/1/2015                           AAA      1,500     1,511,250
                                  Pima Co AZ Met Domestic Wtr FGIC+ 4 7/8% 1/1/2019                   Aaa      1,500     1,471,875
                                  Salt River Proj AZ Agric Impt & Pwr Dist 5 1/2% 1/1/2019             AA      5,000     5,168,750
                                  Spartanburg SC Sewer Dist MBIA+ 5 1/2% 6/1/2027                     AAA      4,700     4,899,750
                                  Texas Wtr Resource Fin Auth 7 5/8% 8/15/2008                          A      1,700     1,721,267
                                  Tucson AZ WtrRev Ser A FGIC+ 5% 7/1/2009                            AAA      2,600     2,736,500
                                  Total                                                                                 52,571,036
----------------------------------------------------------------------------------------------------------------------============
                                  Total Municipal Bonds 102.54% (Cost $653,965,668)                                    674,210,559
==================================================================================================================================
Other Assets, Less Liabilities (2.54)%
==================================================================================================================================
Cash                                                                                                                    9,884,761
----------------------------------------------------------------------------------------------------------------------============
Receivable for:                   Securities sold                                                                       49,289,343
                                  Interest                                                                              10,247,864
                                  Capital stock sold                                                                       954,579
                                  Other                                                                                      4,673
                                  Total Other Assets                                                                    70,381,220
                                  ------------------------------------------------------------------------------------============
Payable for:                      Securities purchased                                                                  83,695,010
                                  Distributions                                                                          2,018,228
                                  Capital stock reacquired                                                                 677,309
                                  Other                                                                                    720,502
                                  Total Liabilities                                                                     87,111,049
==================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                               (16,729,829)
==================================================================================================================================
Net Assets 100.00%                                                                                                    $657,480,730
==================================================================================================================================
                                  Class A Shares-Net asset value ($598,808,836 / 51,441,454 shares outstanding)             $11.64
                                  Class A Shares-Maximum offering price                                                     $12.22
                                  Class B Shares-Net asset value ($14,736,858 / 1,263,657 shares outstanding)               $11.66
                                  Class C Shares-Net asset value ($43,935,036 / 3,770,599 shares outstanding)               $11.65

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
**    This investment has been rated by Fitch Investors Service only.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1999. See page 1 for additional information.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

                                  Statement of Net Assets
                                  NEW YORK TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Prerefunded 18.47%                Metropolitan Transn Auth NY Commuter Facs Rev SerA
                                  FGIC+ 6% 7/1/2021                                                   AAA    $ 4,000  $  4,535,000
                                  Metropolitan Transn Auth NY Commuter Facs Rev Ser A
                                  FGIC+ 6.10% 7/1/2026                                                AAA      2,000     2,280,000
                                  Metropolitan Transn Auth NY Trans Facs Ser A FSA+ 6.10%
                                  7/1/2026                                                            AAA      1,500     1,710,000
                                  New York St Dorm Auth/City Univ 2nd Ser MBIA+ 6 7/8%
                                  7/1/2014                                                            AAA      5,650     6,525,750
                                  New York St Dorm Auth/City Univ Ser C FGIC+ 7% 7/1/2014             AAA      3,240     3,426,300
                                  New York St Environmental Facs Poll Ctrl Rev Ser E 6 7/8%
                                  6/15/2014                                                           AAA      2,795     3,203,769
                                  New York St Loc Govt Assistance Corp Ser A 6 1/2% 4/1/2020          AAA      5,000     5,375,000
                                  New York St Med Care Facs Fin Ser A 7 1/2% 2/15/2021                AAA     10,000    10,887,500
                                  Puerto Rico Commonwealth Aqu & Sewer Auth Rev 10 1/4%
                                  7/1/2009                                                            AAA      1,000     1,345,000
                                  Puerto Rico Elec Pwr Auth RIBS FSA+ 10.276% 7/1/2018++              AAA      3,500     4,445,000
                                  Puerto Rico Tel Auth Rev RIBS MBIA+ 7.475% 1/16/2015++              AAA        700       766,500
                                  United Nations Dev Corp Ser A 6% 7/1/2026                           AAA      4,300     4,751,500
                                  United Nations Dev Corp Ser B 6 1/4% 7/1/2026                       AAA      3,000     3,341,250
                                  Total                                                                                 52,592,569
----------------------------------------------------------------------------------------------------------------------============
General Obligation State 4.72%    Puerto Rico Commonwealth RIBS FSA+ 8.482% 7/1/2020++                AAA     12,000    13,440,000
----------------------------------------------------------------------------------------------------------------------============
General Obligation Local .72%     Bethlehem New York Wtr Sys MBIA+ AMT+++ 7.20% 3/1/2022              AAA      1,080     1,251,450
                                  Buffalo NYGen ImpSer A 4 3/4% 2/1/2019                              AAA        325       313,625
                                  Suffolk Co NY IDA/South Country Library Proj MBIA+ 4 3/4%
                                  1/1/2019                                                            Aaa        500       484,375
                                  Total                                                                                  2,049,450
----------------------------------------------------------------------------------------------------------------------============
Education 12.52%                  Hempstead Town NY Ind Dev Agy/Hofstra Univ MBIA+ 5.80%
                                  7/1/2015                                                            AAA        750       820,312
                                  Nassau Co NYIDA/Hofstra Univ Proj MBIA+ 4 3/4% 7/1/2028             AAA      2,000     1,895,000
                                  New York City Ind Dev Agy/New Sch Ser A MBIA+ 5 3/4%
                                  9/1/2015                                                            AAA      1,335     1,440,131
                                  New York St Dorm Auth/City Univ Ser U MBIA-IBC+ 6.45%
                                  7/1/2005                                                            AAA        300       339,375
                                  New York St Dorm Auth/Univ Rochester Ser A 6.40% 7/1/2013             A      2,030     2,250,763
                                  New York St Dorm Auth/St Univ Ed Fac Ser A 5 1/4% 5/15/2021           A      1,025     1,042,938
                                  New York St Dorm Auth Rev/Upstate Cmnty Colleges Ser A
                                  6.20% 7/1/2015                                                      BBB      1,000     1,095,000
                                  New York St Dorm Auth Rev Sp Act Sch Dist MBIA+ 6%
                                  7/1/2016                                                            AAA      1,400     1,536,500
                                  New York St Dorm Auth Rev/Colgate Univ MBIA+ 6%
                                  7/1/2016                                                            AAA      1,000     1,143,750
                                  New York St Dorm Auth Rev/St Univ Ser A 5 1/2% 5/15/2026              A         75        77,250
                                  New York St Dorm Auth Rev/Cornell UnivSer A 7 3/8%
                                  7/1/2020                                                             AA      5,075     5,398,531
                                  New York St Dorm Auth Rev/St Univ Ed Facs Ser A 4 3/4%
                                  5/15/2025                                                           AAA      5,250     4,987,500
                                  Niagara Falls City SD-NY 5 3/8% 6/15/2028                           BBB      1,000     1,002,500
                                  New York St Dorm Auth Rev/NYUSer A AMBAC+ 5 3/4%
                                  7/1/2015                                                            AAA      2,000     2,125,000
                                  New York St Dorm Auth Rev/Mental Health Svcs Facs Ser C
                                  4 3/4% 8/15/2022                                                    AAA      5,000     4,743,750
                                  New York St Dorm Auth Rev/Office GenSvcs 5% 4/1/2028                BBB      1,000       960,000
                                  New York St Dorm Auth Rev/Upstate Cmnty Colleges Ser A
                                  5% 7/1/2028                                                         BBB      5,000     4,800,000
                                  Total                                                                                 35,658,300
----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 9.11%         New York City Health & Hosp RIBS AMBAC+ 7.71% 2/15/2023++           AAA      6,300     6,670,125
                                  New York St Dorm Auth Rev Mental Health Svcs Facs Ser B 6%
                                  8/15/2012                                                             A      1,460     1,633,375
                                  New York St Dorm Auth Rev Mental Health Svcs Facs Ser B
                                  5 3/4% 2/15/2010                                                      A      1,500     1,642,500
                                  New York St Dorm Auth Rev Mental Health Svcs Facs Ser B
                                  5 3/4% 2/15/2011                                                      A      1,385     1,511,381
                                  New York St Dorm Auth Rev Mental Health Svcs Facs Ser B
                                  5 3/4% 2/15/2012                                                      A      1,155     1,253,175
                                  New York St Dorm Auth Rev Mental Health Svcs Facs Ser D 6%
                                  8/15/2021                                                             A      1,000     1,091,250
                                  New York St Dorm Auth Rev/Manhattan Eye Ear and Throat
                                  5 3/8% 7/1/2012                                                     BBB      1,500     1,635,000
                                  New York St Dorm Auth Rev/Rosalind & Joseph AMBAC+ 5.60%
                                  2/1/2027                                                            AAA      1,000     1,046,250
                                  New York St Dorm Auth Rev/Sarah Neuman AMBAC+ 5.45%
                                  8/1/2027                                                            AAA        550       567,187
                                  New York St Med Care Facs Fin/Montefiore Med Ctr

                                  Statement of Net Assets
                                  NEW YORK TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  AMBAC+ FHA+ 5 3/4% 2/15/2025                                        AAA    $ 1,000  $  1,067,500
                                  New York St Med Care Facs Fin Mental Health Ser A
                                  7.80% 2/15/2019                                                     BBB        355       366,566
                                  New York St Med Care Facs Fin Mental Health Ser A
                                  7 1/2% 2/15/2021                                                      A      3,955     4,251,625
                                  New York St Dorm Auth Rev Mental Health Svcs Facs
                                  AMBAC+ 4 1/2% 8/15/2028                                             AAA      3,520     3,198,800
                                  Total                                                                                 25,934,734
----------------------------------------------------------------------------------------------------------------------============
Housing 2.07%                     New York St Mtg Agy Rev Ser 70 5.40% 4/1/2022                        Aa        520       529,750
                                  New York St Mtg Agy Rev Ser 61 AMT+++ 5.80% 10/1/2028               AAa        500       514,375
                                  New York St Mtg Agy Rev Ser 41 MBIA+ 6.45% 10/1/2014                AAA      2,000     2,155,000
                                  New York St Mtg Agy Rev Ser 44 AMT+++ 7 1/2% 4/1/2026                Aa      2,495     2,691,481
                                  Total                                                                                  5,890,606
----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 4.95%    New York City IDA/Lighthouse Intl Proj MBIA+ 4 1/2% 7/1/2023        AAA        950       872,812
                                  New York City IDA/Lighthouse Intl Proj MBIA+ 4 1/2% 7/1/2033        AAA      5,575     5,038,406
                                  New York City IDA/Brooklyn Navy Yard AMT+++ 6.20%
                                  10/1/2022                                                           BBB      1,000     1,125,000
                                  New York City IDA/Brooklyn Navy Yard AMT+++ 5.65%
                                  10/1/2028                                                           BBB      2,000     2,047,500
                                  New York City IDA/American Airlines Inc Proj AMT+++
                                  5.40% 7/1/2020                                                      Baa      5,000     5,031,250
                                  Total                                                                                 14,114,968
----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 7.64%               New York St Urban Dev Corp 5 1/4% 4/1/2012                          BBB      1,765     1,806,919
                                  New York St Urban Dev Corp 5.70% 4/1/2020                           BBB      4,150     4,482,000
                                  New York St Urban Dev Corp 5% 1/1/2028                              BBB      3,200     3,072,000
                                  New York St Dorm Auth LeaseRev Zero Coupon 8/1/2019                  Aa      3,700     1,327,375
                                  New York St Dorm Auth LeaseRev Zero Coupon 8/1/2021                  Aa      4,000     1,290,000
                                  New York St Dorm Auth LeaseRev Zero Coupon 8/1/2022                  Aa      3,565     1,087,325
                                  New York St Dorm Auth LeaseRev Ser 1 FSA+ 4 3/4% 1/15/2029          AAA      5,000     4,693,750
                                  Virgin Islands Pub Fin Auth Ser E 6% 10/1/2022                     BBB*      2,000     2,085,000
                                  Virgin Islands Pub Fin Auth Ser E 5 7/8% 10/1/2018                 BBB*      1,850     1,912,438
                                  Total                                                                                 21,756,807
----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 4.91%   Essex Cnty NY Indl Dev Agy/Intl Paper Ser B 5.55% 1/1/2014          BBB        305       317,962
                                  New York St Energy Res & Dev Ser 43 MBIA+ AMT+++ 8.635%
                                  9/1/2033                                                            Aaa      2,500     2,912,500
                                  New York St Environmental Facs Poll Ctrl Rev Ser A 7 1/2%
                                  6/15/2012                                                            Aa      8,000     8,510,000
                                  New York St Environmental Facs Poll Ctrl Rev Ser E 6 7/8%
                                  6/15/2014                                                            Aa      1,985     2,243,050
                                  Total                                                                                 13,983,512
----------------------------------------------------------------------------------------------------------------------============
Power 22.28%                      Long Island Pwr Auth NY Elec Sys Ser A 53/4% 12/1/2024                A        995     1,054,700
                                  Long Island Pwr Auth NY Elec Sys Ser A 51/2% 12/1/2029                A     10,000    10,262,500
                                  New York St Energy Res & Dev/Brooklyn Union Gas Ser A
                                  MBIA+ AMT+++ 6 3/4% 2/1/2024                                        AAA     13,000    14,121,250
                                  New York St Energy Res & Dev/Brooklyn Union Gas Ser B
                                  RIBS AMT+++ 10.284% 7/1/2026++                                        A      4,000     5,225,000
                                  New York St Energy Res & Dev/Niagara Mohawk Ser A
                                  FGIC+ 7.20% 7/1/2029                                                AAA     11,750    13,541,875
                                  New York St Energy Res & Dev MBIA+ AMT+++ 7 1/8%
                                  12/1/2029                                                           AAA      2,500     2,865,625
                                  New York St Energy Res & Dev/Rochester Gas & Elec Ser A
                                  MBIA+ AMT+++ 5.95% 9/1/2033                                         AAA      1,000     1,098,750
                                  Port Auth NY & NJ Spl Oblig 6 3/4% 10/1/2019                        BBB*     2,970     3,285,563
                                  Puerto Rico Elec Pwr Auth Ser U 6% 7/1/2014                         BBB      2,250     2,475,000
                                  Puerto Rico Elec Pwr Auth Ser EE 4 3/4% 7/1/2024                    BBB     10,000     9,525,000
                                  Total                                                                                 63,455,263
----------------------------------------------------------------------------------------------------------------------============
Solid Waste .81%                  Dutchess Co Resource Recovery Ser A FGIC+ 7 1/2% 1/1/2009           AAA      2,200     2,311,100
----------------------------------------------------------------------------------------------------------------------============
Transportation 11.76%             Metropolitan Transn Auth NY Ser A MBIA+ 5 1/4% 4/1/2026             AAA      1,345     1,365,175

                                  Statement of Net Assets
                                  NEW YORK TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  Metropolitan Transn Auth NY Svc Contract Trans Facs Ser O
                                  5 3/4% 7/1/2008                                                     BBB    $ 1,000  $  1,098,750
                                  Metropolitan Transn Auth NY Commuter Facs Rev Ser A FGIC+
                                  6% 7/1/2016                                                         AAA      2,000     2,222,500
                                  Metropolitan Transn Auth NY Ser R 5 1/2% 7/1/2017                   BBB      1,000     1,042,500
                                  New York City IDA/British Airways Plc Proj AMT+++
                                  5 1/4% 12/1/2032                                                      A      1,000       986,250
                                  Port Auth NY & NJ Cons 106th Ser AMT+++ 6% 7/1/2015                  AA        350       378,875
                                  Port Auth NY & NJ Cons 67th Ser 6 7/8% 1/1/2025                      AA      1,000     1,032,800
                                  Port Auth NY & NJ Cons 106th Ser FGIC+ 4 1/4% 10/1/2026             AAA     10,350     9,120,938
                                  Port Auth NY & NJ Spl Oblig Rev/JFK Intl Air Term
                                  MBIA+ AMT+++ 5 3/4% 12/1/2025                                       AAA     14,345    15,187,769
                                  Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2026                    A      1,000     1,048,750
                                  Total                                                                                 33,484,307
----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 1.47%             Buffalo NY Muni Wtr Fin Auth FGIC+ 5 3/4% 7/1/2021                  AAA        500       540,000
                                  New York City Muni Wtr Fin Auth Ser A FGIC+ 6 1/4%
                                  6/15/2021                                                           AAA      3,500     3,657,500
                                  Total                                                                                  4,197,500
==================================================================================================================================
                                  Total Municipal Bonds 101.43% (Cost $274,196,833)                                    288,869,116
==================================================================================================================================
Other Assets, Less Liabilities (1.43)%
==================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                (4,059,808)
==================================================================================================================================
Net Assets 100.00%                                                                                                    $284,809,308
==================================================================================================================================
                                  Class A Shares-Net asset value ($277,337,659 / 24,656,862 shares outstanding)             $11.25
                                  Class A Shares-Maximum offering price                                                     $11.81
                                  Class C Shares-Net asset value ($7,471,649 / 664,389 shares outstanding)                  $11.25

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1999. See page 1 for additional information.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

                                  Statement of Net Assets
                                  TEXAS TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Prerefunded 16.76%                Amarillo TX Health Facs Corp RIBS FSA+ 9.19% 1/1/2022++             AAA    $ 2,550  $  3,021,750
                                  Austin TX Util Sys 8% 11/15/2016                                    AAA      1,000     1,090,000
                                  Dallas Co TX Flood Ctrl Dist No. 1 9 1/4% 4/1/2010                  AAA      1,460     1,804,925
                                  Harris Co TX Toll Rd Ser A 6.10% 8/15/2016                           AA      2,640     2,956,800
                                  Houston TX Wtr & Sewer Sys Rev MBIA+ 7.40% 12/1/2018                AAA      1,000     1,083,750
                                  Houston TX Wtr & Sewer Sys Rev AMBAC+ 6 1/2% 12/1/2021              AAA        335       365,987
                                  Houston TX Wtr & Sewer Sys Rev AMBAC+ 6 1/2% 12/1/2021              AAA      2,665     2,911,513
                                  Puerto Rico Commonwealth 6 1/2% 7/1/2023                            AAA        750       853,125
                                  Texas Turnpike 12 5/8% 1/1/2020                                     AAA      1,000     1,282,500
                                  Total                                                                                 15,370,350
----------------------------------------------------------------------------------------------------------------------============
General Obligation State 21.91%   Puerto Rico Commonwealth 5 3/8% 7/1/2025                              A      2,000     2,060,000
                                  Texas St Wtr Dev Bd LINK 6.20% 9/30/2011++                           AA      5,000     5,781,250
                                  Texas St Wtr Dev Bd Ser B-1 & B-2 RIBS 8.516%
                                  9/30/2011++                                                          AA      3,000     3,918,750
                                  Texas St Wtr Dev Bd Ser B-3 RIBS AMT+++ 7.17%
                                  12/1/2023++                                                          AA      6,000     6,525,000
                                  Texas St Wtr Dev Bd 7.15% 8/1/2035                                   AA      1,600     1,810,000
                                  Total                                                                                 20,095,000
----------------------------------------------------------------------------------------------------------------------============

                                  Statement of Net Assets
                                  TEXAS TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
General Obligation Local 9.98%    Azle TX Indpt Sch Dist Ser A 6% 2/15/2022                           Aaa     $  250  $    254,545
                                  Cedar Park TX FSA+ 5% 8/15/2019                                     AAA        500       495,000
                                  Houston TX Idpt Sch Dist Ser A 5% 2/15/2024                         AAA      2,780     2,727,875
                                  Keller TX Indpt Sch Dist 4 3/4% 8/15/2020                           AAA      1,000       952,500
                                  Keller TX Indpt Sch Dist 4 3/4% 8/15/2022                           AAA      1,100     1,043,625
                                  Sherman TX Indpt Sch Dist Zero Coupon 2/15/2023                     AAA      3,530     1,019,288
                                  Sherman TX Indpt Sch Dist Zero Coupon 2/15/2024                     AAA      3,525       969,375
                                  Socorro TX Idpt Sch Dist 5 1/4% 8/15/2026                           AAA      1,000     1,010,000
                                  Willis TX Indpt Sch Dist Zero Coupon 2/15/2021                      Aaa      2,115       682,087
                                  Total                                                                                  9,154,295
----------------------------------------------------------------------------------------------------------------------============
Education 5.44%                   Austin TX Higher Ed Auth/St Edwards Univ Proj ACA-CBI+++
                                  5 1/4% 8/1/2023                                                       A      1,000       996,830
                                  Fort Worth TX Higher Ed Fin/Texas Christian Univ Proj
                                  5% 3/15/2027                                                         AA      2,500     2,446,875
                                  New York St Dorm Auth Rev/Upstate Cmnty Colleges Ser
`                                 A 5% 7/1/2028                                                       BBB      1,000       960,000
                                  Texas St Higher Ed Coord AMT+++ 7.70% 10/1/2025                       A        555       583,444
                                  Total                                                                                  4,987,149
----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 4.28%         Bexar Co TX Health Facs MBIA+ 7 1/2% 8/15/2010                      AAA        750       805,312
                                  Denton Co TX Health Facs 7 1/2% 8/15/2015                           BBB**    1,000     1,116,250
                                  Georgetwn TX Health Facs ACA+ 5 3/8% 8/15/2028                        A        500       501,875
                                  Texarkana TX Health Facs Ser B MBIA+ 6% 10/1/2019                   AAA      1,335     1,501,875
                                  Total                                                                                  3,925,312
----------------------------------------------------------------------------------------------------------------------============
Housing .68%                      Dallas TX Hsg Corp/Estell Village Apts Ser A 7 7/8% 12/1/2009       BBB*       500       517,500
                                  Texas Hsg Agy Ser D AMT+++ 8.40% 1/1/2021                            AA        100       102,700
                                  Total                                                                                    620,200
----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 12.41%   Harris Co TX Ind Dev Corp Marine Term & Wtr Poll Ctrl Rev
                                  6 5/8% 2/1/2024                                                     BBB      1,500     1,635,000
                                  Orange Co TX Nav & Port Dist North Star Steel 6 3/8% 2/1/2017         A      2,400     2,634,000
                                  Texas City TX Ind Dev Corp Marine Term Rev/ARCO 7 3/8%
                                  10/1/2020                                                             A      5,500     7,115,625
                                  Total                                                                                 11,384,625
----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 1.30%   Trinity River Auth TX Poll Ctrl Rev Texas Instruments
----------------------------------------------------------------------------------------------------------------------============
                                  AMT+++ 6.20% 3/1/2020                                                 A      1,105     1,193,400
----------------------------------------------------------------------------------------------------------------------============
Power 3.69%                       Brazos River Auth TX Poll Ctrl Rev AMBAC+ AMT+++ 5.55%
                                  5/1/2033                                                            AAA      1,000     1,031,250
                                  Gulf Coast Waste Disp Auth/Valero Energy Corp Proj
                                  AMT+++ 5.70% 4/1/2032                                               BBB      1,000     1,001,250
                                  Lubbock Tx Elec Lt & Pwr Sys AMBAC+ 4 1/4% 4/15/2018                AAA        460       411,125
                                  Victoria TX Util Sys MBIA+ 4 3/4% 12/1/2022                         AAA      1,000       945,000
                                  Total                                                                                  3,388,625
----------------------------------------------------------------------------------------------------------------------============
Transportation 9.04%              Dallas-Fort Worth TX Regl Arpt MBIA+ AMT+++ 5 3/4%
                                  11/1/2024                                                           AAA      2,500     2,606,250
                                  Port Beaumont TX Nav Dist Ser A FGIC+ 4 3/4% 3/1/2018               Aaa        500       481,875
                                  Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2026                    A      2,000     2,097,500
                                  Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2036                    A      1,075     1,151,594
                                  Texas St Tnpk Auth Dallas North FGIC+ 5% 1/1/2025                   AAA      2,000     1,952,500
                                  Total                                                                                  8,289,719
----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 12.22%            Dallas TX Wtrworks & Sewer Sys FSA+ 5% 10/1/2029                    AAA      1,580     1,546,425
                                  Jefferson Co AL Swr Rev Ser A FGIC+ 5 3/4% 2/1/2038                 AAA      1,000     1,071,250
                                  Nueces River Auth TX Wtr Supply FSA+ 5 1/2% 3/1/2027                AAA      7,500     7,865,625
                                  Texas Wtr Resource Fin Auth 7 5/8% 8/15/2008                          A        390       394,879
                                  Texas Wtr Resource Fin Auth AMBAC+ 7 1/2% 8/15/2013                 AAA        320       324,592
                                  Total                                                                                 11,202,771
----------------------------------------------------------------------------------------------------------------------============
                                  Total Municipal Bonds 97.71% (Cost $84,898,384)                                       89,611,446
----------------------------------------------------------------------------------------------------------------------============

                                  Statement of Net Assets
                                  TEXAS TAX-FREE INCOME FUND March 31, 1999

==================================================================================================================================
Other Assets, Less Liabilities 2.29%
==================================================================================================================================
Cash                                                                                                                  $  2,788,062
----------------------------------------------------------------------------------------------------------------------============
Receivable for:                   Securities sold                                                                        5,101,458
                                  Interest                                                                               1,598,069
                                  Capitalstock sold                                                                         17,547
                                  Other                                                                                        302
                                  Total Other Assets                                                                     9,505,438
                                  ------------------------------------------------------------------------------------============
Payable for:                      Securities purchased                                                                   6,960,467
                                  Distributions                                                                            276,477
                                  Capital stock reacquired                                                                  14,662
                                  Other                                                                                    154,121
                                  Total Liabilities                                                                      7,405,727
----------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities                                                                                 2,099,711
==================================================================================================================================
Net Assets 100.00%                                                                                                    $ 91,711,157
==================================================================================================================================
                                  Net asset value ($91,711,157 / 8,852,218 shares outstanding)                              $10.36
                                  Maximum offering price                                                                    $10.88

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
**    This investment has been rated by Fitch Investors Service only.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1999. See page 1 for additional information.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

                                  Statement of Net Assets
                                  NEW JERSEY TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Prerefunded 24.59%                Essex Co NJ Impt Auth Rev Orange Muni Util & Lease
                                  MBIA+ 6.80% 7/1/2014                                                AAA    $ 1,710   $ 1,996,425
                                  Hudson Co NJ Util Auth Util Sys Rev 10% 7/1/2011                    AAA      1,000     1,187,500
                                  New Jersey Economic Dev Auth Ser B MBIA+ 6 1/8% 5/15/2015           AAA      2,000     2,262,500
                                  New Jersey Economic Dev Auth RIBS 9.314% 5/15/2025++                AAA      6,500     8,328,125
                                  New Jersey Health Care Facs/Bayonne Hosp FSA+ 6 1/4%
                                  7/1/2012                                                            AAA        230       259,325
                                  New Jersey Health Care Facs/Bayonne Hosp FSA+ 6 1/4%
                                  7/1/2012                                                            AAA      1,370    1,520,700
                                  New Jersey Health Care Facs 8 1/4% 7/1/2020                         AAA      2,570    2,769,175
                                  New Jersey Health Care Facs/Cathedral Hlth Ser A FHA+ 7 1/4%
                                  2/15/2021                                                            AA      1,485     1,609,369
                                  New Jersey Sports & Expo/Monmouth Pk Ser A 8% 1/1/2025              AAA      1,000     1,215,000
                                  New Jersey St Ed Facs Auth MBIA+ 6.85% 7/1/2019                     Aaa        540       555,466
                                  North Brunswick Twp NJ Bd Ed 6.30% 2/1/2014                          AA      1,000     1,116,250
                                  Pohatcong Township NJ Sch Dist FSA+ 5.95% 7/15/2023                 AAA        650       735,313
                                  Pohatcong Township NJ Sch Dist FSA+ 5.95% 7/15/2026                 AAA        250       282,813
                                  Puerto Rico Commonwealth 6 1/2% 7/1/2023                            AAA      1,000     1,137,500
                                  Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                  Aaa        283       312,493
                                  Puerto Rico Elec Pwr Auth RIBS FSA+ 10.276% 7/1/2018++              AAA      7,000     8,890,000
                                  Puerto Rico Elec Pwr Auth RIBS FSA+ 8.328% 7/1/2023++               AAA      5,000     5,825,000
                                  Puerto Rico Pub Bldg Auth Ser L 6 7/8% 7/1/2021                     AAA        200       222,250
                                  Puerto Rico Tel Auth Rev RIBS MBIA+ 7.475% 1/16/2015++              AAA      1,500     1,642,500

                                  Statement of Net Assets
                                  NEW JERSEY TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  South Brunswick Township NJ Bd Ed FGIC+ 6.40% 8/1/2024              AAA    $ 1,600  $  1,814,000
                                  Stafford NJ Mun Util Auth Ser A FGIC+ 6 1/8% 12/1/2022              AAA      1,500     1,623,750
                                  Total                                                                                 45,305,454
----------------------------------------------------------------------------------------------------------------------============
General Obligation State 3.68%    New Jersey NJ 6.80% 9/15/2010                                        AA      1,000     1,088,750
                                  Puerto Rico Commonwealth RIBS MBIA+ 8.194% 7/1/2008++               AAA      5,000     5,693,750
                                  Total                                                                                  6,782,500
----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 6.81%    Keansburg NJ 6.80% 12/1/2010                                         Aa      1,000     1,106,250
                                  Millburn Township NJ Bd Ed 5.35% 7/15/2018                          Aaa      1,150     1,217,562
                                  Millburn Township NJ Bd Ed 5.35% 7/15/2019                          Aaa      1,100     1,157,750
                                  Morristown NJ FSA+ 6 1/2% 8/1/2019                                  AAA      3,440     3,882,900
                                  Paterson NJ FSA+ 9.30% 2/15/2004                                    AAA      4,200     5,176,500
                                  Total                                                                                 12,540,962
----------------------------------------------------------------------------------------------------------------------============
Education 5.22%                   New Jersey Economic Dev Sch Rev 7% 5/1/2020                         BBB*     1,800     1,944,000
                                  New Jersey St Ed Facs Auth 5% 7/1/2029                              AAA      5,000     4,975,000
                                  New Jersey St Ed Facs Auth AMBAC+ 6% 7/1/2019                       AAA      1,190     1,276,275
                                  New Jersey St Ed Facs Auth AMBAC+ 5% 7/1/2018                       AAA        900       874,125
                                  New Jersey Economic Dev Auth/The Rumson 4.65% 5/1/2010              BBB        550       541,750
                                  Total                                                                                  9,611,150
----------------------------------------------------------------------------------------------------------------------============
Finance .57%                      Hamilton Township NJ Bd Ed Ser B FSA+ 7% 12/15/2015                 AAA        970     1,046,387
----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 13.08%        Camden Co NJ Impt Auth Rev ACA+ 6% 2/15/2027                          A      8,750     9,515,625
                                  New Jersey Health Care Facs/St Barnabas Ser C MBIA+ 5%
                                  7/1/2008                                                            AAA        500       500,625
                                  New Jersey Health Care Facs/St Barnabas Ser C MBIA+ 5 1/4%
                                  7/1/2018                                                            AAA      2,000     1,952,500
                                  New Jersey Health Care Facs/Med Ctr of Ocean Co SerC
                                  FSA+ 6 3/4% 7/1/2020                                                AAA      2,755     2,954,738
                                  New Jersey Health Care Facs/Hunterdon Med Ctr Ser A
                                  AMBAC+ 7% 7/1/2020                                                  AAA      5,000     5,268,750
                                  New Jersey Health Care Facs/Spectrum Ser B FHA+ 6 1/2%
                                  2/1/2022                                                            AAA        895       955,413
                                  New Jersey Health Care Facs/St Barnabas Ser B
                                  MBIA+ Zero Coupon 7/1/2022                                          AAA      1,130       343,238
                                  New Jersey Health Care Facs/St Barnabas Ser B MBIA+ 4 3/4%
                                  7/1/2028                                                            AAA      1,020       963,900
                                  Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Fac
                                  MBIA+ 6 1/4% 7/1/2024                                               AAA      1,000     1,111,250
                                  Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Fac
                                  FHA+ 6 1/4% 8/1/2032                                                AAA        500       540,000
                                  Total                                                                                 24,106,039
----------------------------------------------------------------------------------------------------------------------============
Housing 2.01%                     New Jersey St Hsg & Mtg Fin Agy MBIA+ AMT+++ 7.90%
                                  10/1/2022                                                           AAA      2,535     2,617,388
                                  New Jersey St Hsg & Mtg Fin Agy Ser D MBIA+ AMT+++
                                  7.70% 10/1/2029                                                     AAA        595       611,672
                                  Puerto Rico Hsg Fin Corp Sing Fam Mtg Ser B GNMA+ 7.65%
                                  10/15/2022                                                          AAA        205       214,481
                                  Virgin Islands Hsg Fin Auth Sing Fam Mtg GNMA+ AMT+++
                                  6 1/2% 3/1/2025                                                     AAA        255       269,981
                                  Total                                                                                  3,713,522
----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 6.87%               East Orange NJ Brd Ed Ctfs FSA+ Zero Coupon 2/1/2026                AAA        750       189,375
                                  Mercer Co NJ Impt Auth Rev 5 3/4% 11/1/2017                          Aa      1,660     1,782,425
                                  Monmouth Co NJ Imp Auth Rev MBIA+ 6.40% 12/1/2009                   AAA      1,075     1,218,781
                                  New Jersey Economic Dev Auth Ser A MBIA+ 6% 5/15/2025               AAA      4,250     4,775,938
                                  NJ Sports & Expo Auth Ser A MBIA+ 4 1/2% 3/1/2024                   AAA      2,400     2,214,000
                                  Puerto Rico Muni Fin Agy FSA+ 5 1/2% 7/1/2021                       AAA      1,150     1,211,813
                                  Union Co Impt Auth Rev FGIC+ 6 1/4% 8/1/2013                        AAA      1,100     1,266,375
                                  Total                                                                                 12,658,707
                                  ------------------------------------------------------------------------------------============

                                  Statement of Net Assets
                                  NEW JERSEY TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Pollution Control Revenue .31%    Cape May Co NJ Ind Poll Ctrl Ser B MBIA+ 7% 11/1/2029               AAA     $  500  $    576,250
----------------------------------------------------------------------------------------------------------------------============
Power 1.50%                       Guam Pwr Auth Rev Ser A AMBAC+ 5 1/4% 10/1/2023                     AAA      2,000     2,040,000
                                  Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                     BBB        715       732,467
                                  Total                                                                                  2,772,467
----------------------------------------------------------------------------------------------------------------------============
Transportation 29.25%             Delaware River Port Auth PA RIBS FGIC+ 7.755 1/1/2026++             AAA      5,000     5,506,250
                                  Delaware River Port Auth PA RIBS FGIC+ 7.814% 1/1/2026++            AAA      4,225     4,652,781
                                  New Jersey Economic Dev Auth AMT+++ 7% 7/1/2016                     BBB*     4,245     4,568,681
                                  Port Auth NY & NJ Cons 106th Ser FGIC+ 4 1/4% 10/1/2026             AAA     16,025    14,122,031
                                  Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2026                    A      5,940     6,229,575
                                  Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2036                    A      9,600    10,284,000
                                  Puerto Rico Commonwealth Hwy Ser A MBIA+ 4 3/4% 7/1/2038            AAA      7,830     7,546,162
                                  Puerto Rico Commonwealth Hwy Ser A MBIA+ 5% 7/1/2038                AAA      1,000       990,000
                                  Total                                                                                 53,899,480
----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 2.62%             Middlesex Cnty NJ Impt Auth/Perth Amboy AMBAC+ Zero
                                  Coupon 9/1/2023                                                     AAA      4,350     1,256,062
                                  Middlesex Cnty NJ Impt Auth/Perth Amboy AMBAC+ Zero
                                  Coupon 9/1/2024                                                     AAA      6,350     1,746,250
                                  New Jersey Waste Water Treatment Trust MBIA+ 7% 5/15/2006           AAA         75        76,568
                                  New Jersey Waste Water Treatment Trust 6 7/8% 6/15/2009              AA        155       163,138
                                  Ocean Cnty NJ Util Auth Ser A 4 1/2% 1/1/2013                        Aa        800       771,000
                                  Washington Twp NJ Zero Coupon 12/15/2023                            Aaa      1,055       296,718
                                  Washington Twp NJ Zero Coupon 12/15/2024                            Aaa      1,055       282,212
                                  Washington Twp NJ Zero Coupon 12/15/2027                            Aaa      1,055       241,331
                                  Total                                                                                  4,833,279
                                  ------------------------------------------------------------------------------------============
                                  Total Municipal Bonds 96.51% (Cost $169,925,716)                                     177,846,197
==================================================================================================================================
Other Assets, Less Liabilities  3.49%
==================================================================================================================================
Cash                                                                                                                     8,003,018
----------------------------------------------------------------------------------------------------------------------============
Receivable for:                   Securities sold                                                                        3,579,618
                                  Interest                                                                               2,645,886
                                  Capitalstock sold                                                                        117,684
                                  Total Other Assets                                                                    14,346,206
                                  ------------------------------------------------------------------------------------============
Payable for:                      Securities purchased                                                                   6,924,181
                                  Distributions                                                                            525,398
                                  Capital stock reacquired                                                                 216,954
                                  Other                                                                                    249,277
                                  Total Liabilities                                                                      7,915,810
----------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities                                                                                 6,430,396
==================================================================================================================================
Net Assets 100.00%                                                                                                    $184,276,593
==================================================================================================================================
                                  Net asset value ($184,276,593 / 34,452,339 shares outstanding)                             $5.35
                                  Maximum offering price                                                                     $5.62

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1999. See page 1 for additional information.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

                                  Statement of Net Assets
                                  CONNECTICUT TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Prerefunded 9.43%                 Connecticut Middletown Courthouse MBIA+ 6 1/4% 12/15/2010           AAA    $   575  $    626,031
                                  Connecticut St Clean Wtr Fd 7% 1/1/2011                             AAA      2,050     2,203,750
                                  Puerto Rico Commonwealth 6.45% 7/1/2017                             AAA      2,000     2,275,000
                                  Puerto Rico Commonwealth 6 1/2% 7/1/2023                            AAA      2,000     2,275,000
                                  Puerto Rico Commonwealth 6% 7/1/2026                                AAA      1,000     1,143,750
                                  Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                  AAA          3         3,444
                                  Puerto Rico Commonwealth Hwy Ser T 6 5/8% 7/1/2018                  Aaa         67        73,819
                                  Puerto Rico Elec Pwr Auth RIBS FSA+ 10.276% 7/1/2018++              AAA      1,500     1,905,000
                                  Puerto Rico Elec Pwr Auth Ser X 6 1/8% 7/1/2021                     AAA        750       852,188
                                  Total                                                                                 11,357,982
----------------------------------------------------------------------------------------------------------------------============
General Obligation State 5.70%    Connecticut St Ser C 4 1/2% 10/15/2015                               AA      1,000       977,500
                                  Connecticut St Ser C 4 1/2% 10/15/2016                               AA      1,000       970,000
                                  Puerto Rico Commonwealth Zero Coupon 7/1/2018                         A      2,000       750,000
                                  Puerto Rico Commonwealth MBIA+ 5 3/8% 7/1/2022                      AAA      2,150     2,219,875
                                  Puerto Rico Commonwealth 5 3/8% 7/1/2025                              A      1,900     1,957,000
                                  Total                                                                                  6,874,375
----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 3.04%    Darien CT 5 1/2% 10/15/2015                                         Aaa        500       546,875
                                  Hartford CT 6 1/2% 12/15/2005                                        AA        730       834,025
                                  Killingly CT 7 1/4% 12/15/2004                                        A        250       256,825
                                  Monroe CT 6.60% 4/15/2005                                            Aa        100       113,750
                                  Montville CT 6.70% 6/15/2009                                         Aa        550       660,688
                                  Montville CT 6.70% 6/15/2010                                         Aa        575       691,438
                                  Portland CT 7.10% 12/15/2000                                          A        100       106,250
                                  Redding CT 6.60% 4/15/2010                                           Aa        100       119,125
                                  Voluntown CT 6 3/4% 10/1/2002                                         A        100       109,875
                                  Watertown CT 6 1/2% 6/15/2003                                         A        100       110,500
                                  West Haven CT MBIA+ 6 1/2% 6/15/2006                                AAA        100       114,625
                                  Total                                                                                  3,663,976
----------------------------------------------------------------------------------------------------------------------============
Education 20.39%                  Connecticut St Dev Auth Aqua Proj 7% 12/1/2027                      BBB*     1,500     1,595,625
                                  Connecticut St Health & Ed/Yale Univ RIBS 8.431% 6/10/2030++        AAA      6,800     7,726,500
                                  Connecticut St Health & Ed/Loomis Chaffee Sch Proj Ser B
                                  MBIA+ 6% 7/1/2015                                                   AAA        715       775,775
                                  Connecticut St Health & Ed F 6 1/2% 7/1/2016                        BBB        725       840,094
                                  Connecticut St Health & Ed F 6 1/2% 7/1/2016                        BBB        275       303,875
                                  Connecticut St Health & Ed/Suffield Academy Ser A MBIA+ 5.30%
                                  7/1/2017                                                            AAA      1,000     1,031,250
                                  Connecticut St Health & Ed/Kent Sch Ser B MBIA+ 5.40% 7/1/2023      AAA        750       771,562
                                  Connecticut St Health & Ed/Trinity CollegeSer E MBIA+ 5 7/8%
                                  7/1/2026                                                            AAA      1,000     1,085,000
                                  Connecticut St Health & Ed/Trinity College Ser F MBIA+ 5% 7/1/2028  AAA        750       743,437
                                  Connecticut St Health & Ed/Fairfield Univ Ser H 5% 7/1/2028         AAA      1,750     1,728,125
                                  Connecticut St Health & Ed/New Haven SerD 6.70% 7/1/2026            BBB      1,000     1,076,250
                                  Connecticut St Health & Ed/Conn College Ser C-1 MBIA+ 5 1/2%
                                  7/1/2027                                                            AAA      1,000     1,042,500
                                  Connecticut St Health & Ed F ASSET GTY+ 4 3/4% 7/1/2028              AA      3,005     2,847,238
                                  Connecticut St Health & Ed/Canterbury Sch Ser A MBIA+ 5% 7/1/2028   AAA      1,585     1,571,131
                                  University Ct Rev Ser A MBIA+ 4 3/4% 11/15/2027                     AAA      1,500     1,432,500
                                  Total                                                                                 24,570,862
----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 10.92%        Connecticut St Health & Ed/Bridgeport Hosp Ser A MBIA+ 6 5/8%
                                  7/1/2018                                                            AAA      1,250     1,365,625
                                  Connecticut St Health & Ed/Waterbury Hosp Ser B FSA+ 7% 7/1/2020    AAA        100       105,625
                                  Connecticut St Health & Ed/William Backus Hosp Ser C 6 3/8%
                                  7/1/2022                                                              A        850       932,875
                                  Connecticut St Health & Ed/Windham Mem Hosp Ser A 5 3/4% 7/1/2011   BBB      1,900     1,959,375
                                  Connecticut St Health & Ed/Greenwich Hosp Ser A MBIA+ 5 3/4%
                                  7/1/2016                                                            AAA      1,350     1,454,625

                                  Statement of Net Assets
                                  CONNECTICUT TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  Connecticut St Health & Ed/Vet Mem Med Ctr Ser A MBIA+ 5 1/2%
                                  7/1/2026                                                            AAA    $ 1,000  $  1,040,000
                                  Connecticut St Health & Ed/Greenwich Hosp MBIA+ 5.80% 7/1/2026      AAA      2,125     2,279,063
                                  Connecticut St Health & Ed/Hosp for Sp Care 5 1/2% 7/1/2027         BBB      2,345     2,359,656
                                  Connecticut St Health & Ed/William Backus Hosp Ser D
                                  AMBAC+ 5 3/4% 7/1/2027                                              AAA      1,000     1,071,250
                                  Puerto Rico Pub Bldg Auth Ser A AMBAC+ 5 1/2% 7/1/2021              AAA        565       589,013
                                  Total                                                                                 13,157,107
----------------------------------------------------------------------------------------------------------------------============
Housing 10.74%                    Connecticut St Health & Ed/Hebrew Home & Hosp Ser B
                                  FHA+ 5.20% 8/1/2038                                                 AAA      1,000       991,250
                                  Connecticut St Hsg Fin Auth Sub Ser D-2 AMT+++ 5.60% 11/15/2021      AA        535       545,031
                                  Connecticut St Hsg Fin Auth Sub Ser A-2 AMT+++ 6.45% 5/15/2022       AA      1,100     1,152,250
                                  Connecticut St Hsg Fin Auth Ser B 6 3/4% 11/15/2023                  Aa      1,605     1,743,431
                                  Connecticut St Hsg Fin Auth AMBAC+ 5 5/8% 6/15/2027                 AAA        500       519,375
                                  Connecticut St Hsg Fin Auth Sub Ser F-2 AMT+++ 6% 11/15/2027         AA      1,500     1,582,500
                                  Connecticut St Hsg Fin Auth Sub Ser D-2 AMT+++ 6.20% 11/15/2027      AA      1,740     1,818,300
                                  Connecticut St Hsg Fin Auth Sub Ser D-1 5.55% 11/15/2028             AA      1,690     1,728,025
                                  Connecticut St Hsg Fin Auth Sub Ser C-2 5.85% 11/15/2028             AA        995     1,037,287
                                  Connecticut St Hsg Fin Auth Ser C AMT+++ 5 1/2% 11/15/2035           AA      1,775     1,819,375
                                  Total                                                                                 12,936,824
----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 7.94%    Connecticut St Dev Auth/Pfizer Inc Proj 6.55% 2/15/2013             Aaa      3,570     3,909,150
                                  Connecticut St Dev Auth/Watson Foods Inc AMT+++ 5.90% 6/1/2028      BBB*     1,000       982,500
                                  Connecticut St Dev Auth/Pfizer Inc Proj AMT+++ 7% 7/1/2025          AAA      2,500     2,875,000
                                  Puerto Rico Ind Med & Environmental/Warner Lambert 7.60% 5/1/2014    AA      1,750     1,807,155
                                  Total                                                                                  9,573,805
----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 8.95%               Connecticut St Dev Auth/Govt Lease Rev MBIA+ 6.60% 6/15/2014        AAA        500       562,500
                                  New Haven CT Air Rights Pkg MBIA+ 6 1/2% 12/1/2015                  AAA      9,475    10,221,156
                                  Total                                                                                 10,783,656
----------------------------------------------------------------------------------------------------------------------============
Power 10.26%                      Puerto Rico Elec Pwr Auth 4 1/2% 7/1/2019                           AAA      2,000     1,892,500
                                  Puerto Rico Elec Pwr Auth Ser EE 4 3/4% 7/1/2024                    BBB     11,000    10,477,500
                                  Total                                                                                 12,370,000
----------------------------------------------------------------------------------------------------------------------============
Solid Waste 7.59%                 Connecticut St Resource Recovery/American Ref Fuel Ser A
                                  AMT+++ 6.45% 11/15/2022                                               A      4,985     5,190,631
                                  Eastern CT Resource Recovery/Wheelabrator Lisbon Proj
                                  AMT+++ 5 1/2% 1/1/2020                                              BBB      4,000     3,955,000
                                  Total                                                                                  9,145,631
----------------------------------------------------------------------------------------------------------------------============
Transportation 2.11%              Connecticut St Spcl Tax Obli FGIC+ 6.10% 10/1/2011                  AAA      1,000     1,116,250
                                  Puerto Rico Commonwealth Hwy SerW 5 1/2% 7/1/2015                     A        600       645,750
                                  Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2026                    A        750       786,563
                                  Total                                                                                  2,548,563
----------------------------------------------------------------------------------------------------------------------============
Water and Sewer .66%              Connecticut St Dev Auth Wtr Fac Rev SerA AMBAC+ AMT+++ 5 3/4%
                                  7/1/2028                                                            AAA        250       258,437
                                  Connecticut St Dev Auth Wtr AMT+++ 6.15% 4/1/2035                    AA        500       540,000
                                  Total                                                                                    798,437
                                  ------------------------------------------------------------------------------------============
                                  Total Municipal Bonds 97.73% (Cost $112,064,124)                                     117,781,218
==================================================================================================================================
Other Assets, Less Liabilities 2.27%
==================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                 2,733,831
==================================================================================================================================
Net Assets 100.00%                                                                                                    $120,515,049
==================================================================================================================================

                                  Statement of Net Assets
                                  CONNECTICUT TAX-FREE INCOME FUND March 31, 1999

==================================================================================================================================
                                  Net asset value ($120,515,049 / 11,364,862 shares outstanding)                            $10.60
                                  Maximum offering price                                                                    $11.13

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1999. See page 1 for additional information.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

                                  Statement of Net Assets
                                  MISSOURI TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Prerefunded 26.69%                Cape Girardeau MO Wtrwks Sys Rev FGIC+ 6.40% 3/1/2012               AAA    $ 1,150  $  1,236,250
                                  Central MO St Univ Rev MBIA+ 7% 7/1/2014                            AAA        150       163,875
                                  Clay Co MO Pub Bldg Auth Leasehold Rev FGIC+ 7% 5/15/2014           AAA      1,000     1,141,250
                                  Kansas City MO Arpt Rev Ser B FSA+ 6 7/8% 9/1/2014                  AAA      1,490     1,713,500
                                  Kansas City MO Wtr Rev Ser D 6.65% 12/1/2013                        AAA      2,800     3,174,500
                                  Missouri St Regional Convention Ser A 6.90% 8/15/2021               AAA      5,000     5,606,250
                                  Missouri St Health & Ed Facs Rev/St Lukes MBIA+ 7% 11/15/2013       AAA      1,030     1,136,863
                                  Missouri St Health & Ed Facs Rev/St Louis Univ 6.35% 10/1/2014      AAA      2,000     2,252,500
                                  Missouri St Health & Ed Facs Rev/SSM Hlth Care MBIA+ 6 1/4%
                                  6/1/2016                                                            AAA        345       377,775
                                  Missouri St Health & Ed Facs Rev/BJC Hlth Ser A 6 1/2% 5/15/2020    AAA      4,900     5,543,125
                                  Platte Co MO Reorg Sch Dist Ctfs 7 1/8% 1/1/2011                    AAA        500       514,130
                                  Puerto Rico Elec Pwr Auth RIBS FSA+ 8.328% 7/1/2023++               AAA      2,500     2,912,500
                                  Puerto Rico Tel Auth Rev RIBS MBIA+ 7.475% 1/16/2015++              AAA      1,000     1,095,000
                                  Springfield MO Sch Dist No 12 Ser A FGIC+ 6 3/4% 3/1/2011           AAA      1,225     1,296,969
                                  St Louis MO Land Clearance Rev 7 3/4% 7/1/2021                      AAA      2,165     2,354,437
                                  St Louis MO Sch Dist FGIC+ 6% 4/1/2012                              AAA      1,275     1,361,062
                                  St Louis MO Wtr Rev FGIC+ 6% 7/1/2014                               AAA      2,250     2,511,562
                                  University of MO Rev Ser A AMBAC+ 6 1/2% 11/1/2011                  AAA      2,000     2,132,500
                                  Total                                                                                 36,524,048
----------------------------------------------------------------------------------------------------------------------============
General Obligation State 8.46%    Missouri St 4th St Bldg Ser A 4 1/2% 6/1/2020                       AAA      2,865     2,696,681
                                  Missouri St Wtr Pollution Ctrl Ser A 4 1/2% 6/1/2020                AAA      2,005     1,887,206
                                  Puerto Rico Commonwealth RIBS MBIA+ 8.194% 7/1/2008++               AAA      1,000     1,138,750
                                  Puerto Rico Commonwealth RIBS FSA+ 8.482% 7/1/2020++                AAA      4,000     4,480,000
                                  Puerto Rico Commonwealth 5 3/8% 7/1/2025                              A      1,335     1,375,050
                                  Total                                                                                 11,577,687
----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 2.87%    Columbia MO Spcl Oblig Cap Imp 5 1/2% 2/1/2016                        A        500       516,875
                                  Fort Zumwalt MO Sch Dist Imp Corp Leasehold Rev
                                  AMBAC+ 5.60% 3/1/2017                                               Aaa        500       533,750
                                  Greene Co MO Reorg Sch Dist 5 3/4% 3/1/2016                          AA      1,785     1,905,487
                                  Kansas City MO Sch Dist 4.85% 3/1/2018                               AA      1,000       977,500
                                  Total                                                                                  3,933,612
----------------------------------------------------------------------------------------------------------------------============
Education 3.85%                   Missouri St Health & Ed Facs/Maryville Univ 5 3/4% 6/15/2017        Baa        400       411,000
                                  University of MO Rev 5 1/2% 11/1/2017                                AA      3,500     3,661,875
                                  University MO Health Facs Rev SerA AMBAC+ 5.60% 11/1/2026           AAA      1,140     1,198,425
                                  Total                                                                                  5,271,300
                                  ------------------------------------------------------------------------------------============

                                  Statement of Net Assets
                                  MISSOURI TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Health and Hospital 17.14%        Hannibal MO Ind Dev Auth Health Facs Rev Ser A FSA+ 5 5/8%
                                  3/1/2012                                                            AAA    $ 2,170  $  2,324,612
                                  Hannibal MO Ind Dev Auth Health Facs Rev Ser A FSA+ 5 3/4%
                                  3/1/2022                                                            AAA      1,250     1,334,375
                                  Jackson Co MO Ind Dev Rev/St Joseph Hlth Ctr 7% 7/1/2022            Baa      1,500     1,629,375
                                  Missouri St Health & Ed Facs Rev/Heartland Hlth Sys
                                  AMBAC+ 6.35% 11/15/2017                                             AAA      3,600     3,897,000
                                  Missouri St Health & Ed Facs Rev/Hlth Midwest Ser B MBIA+ 6 1/4%
                                  2/15/2022                                                           AAA      2,175     2,321,813
                                  Missouri St Health & Ed Facs/Lutheran Senior Svc 5 7/8% 2/1/2023    BBB*       500       516,250
                                  North Kansas City Hosp Rev AMBAC+ 4 3/4% 11/15/2023                 Aaa      6,420     6,099,000
                                  Puerto Rico Ind Tourist Ed Ser A 5 5/8% 7/1/2017                    BBB        375       382,031
                                  University MO Health Facs Rev RIBS AMBAC+ 6.845% 11/1/2028++        Aaa      5,000     4,943,750
                                  Total                                                                                 23,448,206
----------------------------------------------------------------------------------------------------------------------============
Housing 9.77%                     Missouri St Hsg Dev Comm Mtg Rev Ser A GNMA+ AMT+++ 6 3/4%
                                  6/1/2024                                                            AAA        330       348,150
                                  Missouri St Hsg Dev Comm Mtg Rev Ser B GNMA+ AMT+++ 6.40%
                                  12/1/2024                                                           AAA      2,075     2,168,375
                                  Missouri St Hsg Dev Comm Mtg Rev Ser A GNMA+ AMT+++ 6.22% 3/1/2026  AAA      4,865     5,120,413
                                  Missouri St Hsg Dev Comm Mtg RevSer B-2 GNMA+ AMT+++ 5 1/2%
                                  3/1/2025                                                            AAA      1,210     1,226,638
                                  Missouri St Hsg Dev Comm Mtg Rev Ser E-1 GNMA+ FNMA+ AMT+++
                                  Zero Coupon 3/1/2029                                                AAA      3,470       680,988
                                  Missouri St Dev Fin Brd/Quality Hill Proj Ser A ASSET GTY+ 5.60%
                                  9/15/2028                                                            AA      3,730     3,781,288
                                  Puerto Rico Hsg Fin Corp Mtg RevSer B GNMA+ 7.65% 10/15/2022        AAA         35        36,619
                                  Total                                                                                 13,362,471
----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 8.02%    Missouri St Dev Fin Wst Disp/Procter & Gamble AMT+++ 5.20%
                                  3/15/2029                                                            AA      8,750     8,739,063
                                  Puerto Rico Tel Auth Rev RIBS MBIA+ 7.184% 1/25/2007++              AAA      2,000     2,237,500
                                  Total                                                                                 10,976,563
----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 2.93%               St Louis Co MO Ind Dev Rev Arena Proj AMT+++ 7 7/8% 12/1/2024       BBB*     2,000     2,180,000
                                  St Louis MO Land Clearance Redev Auth RevSer B MBIA+ 5.30%
                                  7/1/2016                                                            AAA        500       517,500
                                  St Louis MO Land Clearance Redev Auth RevSer A MBIA+ 5 1/8%
                                  7/1/2021                                                            AAA        250       251,562
                                  St Louis MO Pkg Facs Rev MBIA+ 5 3/8% 12/15/2021                    AAA         10        10,287
                                  Virgin Islands Pub Fin Auth SerE 6% 10/1/2022                       BBB*     1,000     1,042,500
                                  Total                                                                                  4,001,849
----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 8.50%   Missouri St Environmental Imp & Energy SerA 6.55% 7/1/2014           Aa      3,000     3,281,250
                                  Missouri St Environmental Imp & Energy SerA 5 3/4% 1/1/2016          Aa      2,400     2,547,000
                                  Missouri St Environmental Imp & Energy SerE 5 5/8% 7/1/2016          Aa        900       948,375
                                  Missouri St Environmental Imp & Energy SerB FGIC+ 7.20% 7/1/2016     Aa      2,250     2,601,563
                                  Missouri St Environmental Imp & Energy SerD 5.90% 1/1/2019           Aa      2,100     2,254,875
                                  Total                                                                                 11,633,063
----------------------------------------------------------------------------------------------------------------------============
Power 1.49%                       Guam Pwr Auth Rev Ser A AMBAC+ 5 1/4% 10/1/2023                     AAA      2,000     2,040,000
----------------------------------------------------------------------------------------------------------------------============
Transportation 10.98%             Lake Of The Ozarks Co Brdg Corp 5 1/4% 12/1/2020                    BBB*     1,500     1,486,875
                                  Lake Of The Ozarks Co Brdg Corp 5 1/4% 12/1/2026                    BBB*     3,000     2,947,500
                                  Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2036                    A      1,250     1,339,062
                                  Puerto Rico Commonwealth Hwy MBIA+ 4 3/4% 7/1/2038                  AAA      7,500     7,228,125
                                  St Louis MO Arpt Rev FGIC+ AMT+++ 5 1/4% 7/1/2022                   AAA      2,000     2,015,000
                                  Total                                                                                 15,016,562
----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 1.18%             Missouri St Environmental Imp MBIA+ AMT+++ 5.95% 11/1/2019          AAA      1,500     1,616,250
                                  Total Municipal Bonds 101.88% (Cost $132,271,537)                                    139,401,611
==================================================================================================================================
Other Assets, Less Liabilities (1.88)%
==================================================================================================================================
Cash                                                                                                                     5,778,080
----------------------------------------------------------------------------------------------------------------------============
Receivable for:                   Securities sold                                                                        1,070,230
                                  Interest                                                                               1,865,629

                                  Statement of Net Assets
                                  MISSOURI TAX-FREE INCOME FUND March 31, 1999

==================================================================================================================================
                                  Capitalstock sold                                                                   $     59,492
                                  Total Other Assets                                                                     8,773,431
----------------------------------------------------------------------------------------------------------------------============
Payable for:                      Securities purchased                                                                  10,619,198
                                  Distributions                                                                            416,947
                                  Capital stock reacquired                                                                 190,681
                                  Other                                                                                    113,065
                                  Total Liabilities                                                                     11,339,891
----------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities                                                                               (2,566,460)
==================================================================================================================================
Net Assets 100.00%                                                                                                    $136,835,151
==================================================================================================================================
                                  Net asset value ($136,835,151 / 25,869,063 shares outstanding)                             $5.29
                                  Maximum offering price                                                                     $5.55

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1999. See page 1 for additional information.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

                                  Statement of Net Assets
                                  HAWAII TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Prerefunded 10.54%                Puerto Rico Commonwealth 6.45% 7/1/2017                             AAA    $ 2,575  $  2,929,063
                                  Puerto Rico Commonwealth 6 1/2% 7/1/2023                            AAA      1,250     1,421,875
                                  Puerto Rico Commonwealth 6% 7/1/2026                                AAA      1,000     1,143,750
                                  Puerto Rico Elec Pwr Auth RIBS FSA+ 8.328% 7/1/2023++               AAA      1,500     1,747,500
                                  Puerto Rico Tel Auth Rev RIBS MBIA+ 7.475% 1/16/2015++              AAA        800       876,000
                                  Total                                                                                  8,118,188
----------------------------------------------------------------------------------------------------------------------============
General Obligation State 19.72%   Hawaii St Ser CP FGIC+ 5% 10/1/2016                                 AAA        900       901,125
                                  Hawaii St Ser CR 4 3/4% 4/1/2018                                    AAA      3,000     2,895,000
                                  Hawaii St Ser BZ 6% 10/1/2010                                         A        500       561,875
                                  Hawaii St Ser BZ 6% 10/1/2012                                         A        500       561,875
                                  Hawaii St Ser CA FGIC+ 8% 1/1/2013                                  AAA      2,000     2,650,000
                                  Puerto Rico Commonwealth 6.35% 7/1/2010                             AAA      1,285     1,456,869
                                  Puerto Rico Commonwealth RIBS FSA+ 8.482% 7/1/2020++                AAA      3,000     3,360,000
                                  Puerto Rico Commonwealth 4 1/2% 7/1/2023                              A      2,500     2,306,250
                                  Puerto Rico Commonwealth 5% 7/1/2027                                BBB        500       492,500
                                  Total                                                                                 15,185,494
----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 10.98%   Hawaii Co HI Ser A FGIC+ 5.60% 5/1/2013                             AAA      1,780     1,933,525
                                  Honolulu HI City & Co Ser A MBIA+ 5% 11/1/2015                      AAA        405       428,794
                                  Honolulu HI City & Co Ser A MBIA+ 5% 11/1/2015                      AAA      1,095     1,100,475
                                  Honolulu HI City & Co FGIC+ 6% 12/1/2015                            AAA      1,000     1,132,500
                                  Honolulu HI City & Co Ser A FGIC+ 5 1/2% 9/1/2016                   AAA        555       609,112
                                  Honolulu HI City & Co Ser A FGIC+ 5 1/2% 9/1/2016                   AAA        445       465,025
                                  Honolulu HI City & Co Ser B FGIC+ 5% 11/1/2016                      AAA        235       250,275
                                  Honolulu HI City & Co Ser B FGIC+ 5% 11/1/2016                      AAA        265       265,331
                                  Honolulu HI City & Co Ser B 5% 7/1/2023                             AAA      1,000       976,250
                                  Kauai Co HI Ser B MBIA+ 5 1/4% 8/1/2017                             AAA        195       198,169

                                  Statement of Net Assets
                                  HAWAII TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  Maui Co HI Ser A MBIA+ 5 3/4% 6/1/2016                              AAA    $ 1,035  $  1,095,806
                                  Total                                                                                  8,455,262
----------------------------------------------------------------------------------------------------------------------============
Education 2.12%                   Puerto Rico Indl Tourist Edl Med & Environmental Inter AM
                                  Univ Ser A MBIA+ 5% 10/1/2022                                       AAA      1,350     1,344,937
                                  University of HI Ser G AMBAC+ 5.45% 10/1/2006                       AAA        275       291,500
                                  Total                                                                                  1,636,437
----------------------------------------------------------------------------------------------------------------------============
Finance 1.44%                     Hawaii St Dept Bdg & Fin/Pali Monn Med Ctr Proj 7.65% 7/1/2019      AAA      1,000     1,106,250
----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 16.69%        Hawaii St Dept Bdg & Fin/St Francis Med Ctrs FSA+ 6 1/2% 7/1/2022   AAA      1,200     1,303,500
                                  Hawaii St Dept Bdg & Fin/Wilcox Mem Hosp 5 1/4% 7/1/2013            BBB      1,200     1,194,000
                                  Hawaii St Dept Bdg & Fin/Kaiser Ser A 5.15% 3/1/2015                  A      2,000     1,977,500
                                  Hawaii St Dept Bdg & Fin/Spcl Purp Rev Kapi'olani Hlth Care
                                  6.20% 7/1/2016                                                        A      1,000     1,078,750
                                  Hawaii St Dept Bdg & Fin/Spcl Purp Rev Kapi'olani Hlth Care
                                  6 1/4% 7/1/2021                                                       A      2,000     2,162,500
                                  Hawaii St Dept Bdg & Fin/Queens HlthSys Ser B MBIA+ 5% 7/1/2028     AAA      2,250     2,193,750
                                  Hawaii St Dept Bdg & Fin/Wilcox Mem Hosp 5 1/2% 7/1/2028            BBB      1,350     1,316,250
                                  Puerto Rico Ind Med & Environmental/St Luke Hosp 6 1/4% 6/1/2010    BBB      1,390     1,464,712
                                  Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Fac Gr A
                                  MBIA+ 6 1/4% 7/1/2024                                               AAA        150       166,687
                                  Total                                                                                 12,857,649
----------------------------------------------------------------------------------------------------------------------============
Housing 4.73%                     Hawaii St Hsg Fin & Dev Corp Univ of HIFaculty Hsg Prj
                                  AMBAC+ 5.65% 10/1/2016                                              AAA      1,000     1,053,750
                                  Hawaii St Hsg Fin & Dev Corp Ser A FNMA+ AMT+++ 7.10% 7/1/2024       Aa        960     1,015,200
                                  Hawaii St Hsg Fin & Dev Corp Univ of HIFacs Hsg Proj
                                  AMBAC+ 5.70% 10/1/2025                                              AAA        500       527,500
                                  Hawaii St Hsg Fin & Dev Corp 5.30% 7/1/2028                          Aa      1,000     1,007,500
                                  Puerto Rico Hsg Fin Corp Mtg Rev Ser B GNMA+ 7.65% 10/15/2022       AAA         35        36,619
                                  Total                                                                                  3,640,569
----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds 2.01%    Puerto Rico Ind Med & Environmental Ctrl/Warner Lambert Co Proj
                                  7.60% 5/1/2014                                                        A      1,500     1,548,990
----------------------------------------------------------------------------------------------------------------------============
Miscellaneous .97%                Hawaii St Kapolei St Off Bldg COP Ser A AMBAC+ 5% 5/1/2018          AAA        750       748,125
----------------------------------------------------------------------------------------------------------------------============
Power 19.01%                      Hawaii St Dept Bdg & Fin/HI Elec Ser C MBIA+ AMT+++ 7 3/8%
                                  12/1/2020                                                           AAA      2,500     2,678,125
                                  Hawaii St Dept Bdg & Fin RIBS AMT++ 7.496% 12/15/2023                AA      5,000     5,206,250
                                  Hawaii St Dept Bdg & Fin/HI Elec Ser A MBIA+ AMT+++ 6.60% 1/1/2025  AAA      2,795     3,095,463
                                  Hawaii St Dept Bdg & Fin/HI Elec Ser A MBIA+ 4.95% 4/1/2012         AAA      1,000     1,031,250
                                  Puerto Rico Elec Pwr Auth Ser U 6% 7/1/2014                         BBB        750       825,000
                                  Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                     BBB        365       373,917
                                  Puerto Rico Elec Pwr Auth Ser EE 4 3/4% 7/1/2024                    BBB      1,500     1,428,750
                                  Total                                                                                 14,638,755
----------------------------------------------------------------------------------------------------------------------============
Transportation 5.53%              Hawaii St Arpt Sys Rev Ser M MBIA+ AMT+++ 7% 7/1/2018               AAA      2,000     2,160,000
                                  Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6 1/4% 7/1/2015              AAA        500       545,625
                                  Hawaii St Hbr Cap Imp Rev FGIC+ AMT+++ 6 3/8% 7/1/2024              AAA        500       548,750
                                  Puerto Rico Commonwealth Hwy Ser V 6 5/8% 7/1/2012                    A        500       544,375
                                  Puerto Rico Commonwealth Hwy Ser A 5% 7/1/2022                        A        465       458,025
                                  Total                                                                                  4,256,775
----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 3.74%             Honolulu HI City & Co Bd Wtr Supply Wtr SysRev 5.80% 7/1/2021        AA      1,000     1,065,000
                                  Honolulu HI 2nd Bd Resolution-JrSer FGIC+ 4 1/2% 7/1/2028           AAA      2,000     1,812,500
                                  Total                                                                                  2,877,500
                                  ------------------------------------------------------------------------------------============
                                  Total Municipal Bonds 97.48% (Cost $70,912,580)                                       75,069,994
                                  ------------------------------------------------------------------------------------============

                                  Statement of Net Assets
                                  HAWAII TAX-FREE INCOME FUND March 31, 1999

==================================================================================================================================
Other Assets, Less Liabilities 2.52%
==================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                 1,943,232
==================================================================================================================================
Net Assets 100.00%                                                                                                    $ 77,013,226
==================================================================================================================================
                                  Net asset value ($77,013,226 / 14,907,576 shares outstanding)                              $5.17
                                  Maximum offering price                                                                     $5.43

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1999. See page 1 for additional information.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

                                  Statement of Net Assets
                                  WASHINGTON TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Prerefunded 22.97%                Douglas Co WA Pub Util Dist No 1 Wells Hydroelec Ser A
                                  8 3/4% 9/1/2018                                                       A    $   150  $    200,437
                                  Mason Co WA Pub Util Dist No 3 6.35% 1/1/2013                         A      1,040     1,131,000
                                  Mount Vernon WA AMBAC+ 6.85% 12/1/2014                              AAA      1,285     1,472,931
                                  Pike Place Mkt Preservation Ser A 6.60% 12/1/2021                    AA      1,000     1,075,000
                                  Port Seattle WA Rev Ser B 7.60% 12/1/2009                            AA        525       565,031
                                  Puerto Rico Elec Pwr Auth RIBS FSA+ 8.328% 7/1/2023++               AAA      3,500     4,077,500
                                  Puerto Rico Tel Auth Rev RIBS MBIA+ 7.475% 1/16/2015++              AAA        500       547,500
                                  Renton WA Wtr & Sewer Rev 6.55% 11/1/2013                             A      1,000     1,130,000
                                  Tacoma WA Elec Sys Rev RIBS AMBAC+ 9.347% 1/2/2015++                AAA      3,000     3,416,250
                                  Washington St Higher Ed Facs 7% 10/1/2015                           AAA        250       287,500
                                  Total                                                                                 13,903,149
----------------------------------------------------------------------------------------------------------------------============
General Obligation State 18.95%   Puerto Rico Commonwealth 5 1/4% 7/1/2018                              A        750       781,875
                                  Puerto Rico Commonwealth 5 3/8% 7/1/2025                              A      1,000     1,030,000
                                  Washington St Ser B 5 3/4% 5/1/2016                                  AA      3,550     3,780,750
                                  Washington St Ser A 5 3/4% 9/1/2019                                  AA      3,680     3,933,000
                                  Washington St 5% 1/1/2024                                            AA      2,000     1,945,000
                                  Total                                                                                 11,470,625
----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 4.00%    King Co WA Ser B 4 1/2% 1/1/2024                                     AA        320       294,400
                                  Seattle WA Ser F 5 1/8% 12/15/2028                                   AA      2,000     2,002,500
                                  Whatcom Co WA 5 3/4% 12/1/2012                                        A        115       122,188
                                  Total                                                                                  2,419,088
----------------------------------------------------------------------------------------------------------------------============
Education 1.82%                   Washington St Univ Rev AMBAC+ 5% 4/1/2032                           AAA      1,135     1,098,113
----------------------------------------------------------------------------------------------------------------------============
Housing 6.99%                     Skagit Co WA Hsg Auth Low Income Hsg Assistance GNMA+ 7%
                                  6/20/2035                                                           AAA        750       825,000
                                  Snohomish Co WA Hsg Auth Rev AMT+++ 6.40% 5/1/2027                    A        500       534,375
                                  Washington St Hsg Fin Comm Sing Fam Mtge Rev Ser A
                                  GNMA+ AMT+++ 6.65% 7/1/2016                                         AAA        420       429,975
                                  Washington St Hsg Fin Comm Sing Fam Mtge Rev Ser A
                                  GNMA+ AMT+++ 7.05% 7/1/2022                                         AAA      1,345     1,439,150
                                  Washington St Hsg Fin Comm Sing Fam Ser 2A
                                  GNMA+ AMT+++ 6.30% 12/1/2027                                        Aaa        940     1,001,100
                                  Total                                                                                  4,229,600
                                  ------------------------------------------------------------------------------------============

                                  Statement of Net Assets
                                  WASHINGTON TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Miscellaneous 1.92%               Bellevue WA Convention Ctr Auth Spl Oblig Rev
                                  MBIA+ Zero Coupon 2/1/2024                                          AAA    $ 1,400  $    386,750
                                  CDP-King Co III WA Lease Rev MBIA+ 5 1/4% 6/1/2026                  AAA        500       505,000
                                  Spokane WA Pub Facs Dist AMBAC+ 6 1/2% 1/1/2018                     AAA        250       267,500
                                  Total                                                                                  1,159,250
----------------------------------------------------------------------------------------------------------------------============
Power 28.64%                      Chelan Cnty WA Pub Util Dist No 1 Wells MBIA+ Zero Coupon 6/1/2024  AAA      1,860       504,525
                                  Chelan Cnty WA Pub Util Columbia Riv Rock MBIA+ Zero Coupon
                                  6/1/2028                                                            AAA     14,985     3,296,700
                                  Chelan Cnty WA Pub Util Dist Ser A MBIA+ AMT+++ 6.40% 7/1/2017      AAA      1,000     1,136,250
                                  Chelan Cnty WA Pub Util Dist Ser D MBIA+ AMT+++ 6.35% 7/1/2028      AAA      2,425     2,740,250
                                  Douglas Cnty WA Pub Util Dist No 1 Wells Hydroelec Ser B
                                  AMBAC+ 8 3/4% 9/1/2006                                              AAA      5,020     5,904,373
                                  Douglas Cnty WA Pub Util Dist No 1 Wells Hydroelec Ser A 8 3/4%
                                  9/1/2018                                                              A        350       446,687
                                  Grant Cnty Pub Util Dist No MBIA+ AMT+++ 5 3/8% 1/1/2018            AAA      1,000       998,750
                                  Lewis Cnty Wash Pub Util Dist 5 1/2% 10/1/2022                       AA        755       773,875
                                  Washington St Pub Pwr Supply RIBS 7.087% 7/1/2017++                  AA      1,500     1,528,125
                                  Total                                                                                 17,329,535
----------------------------------------------------------------------------------------------------------------------============
Transportation 10.35%             Central Puget Sound WA FGIC+ 4 3/4% 2/1/2028                        AAA      3,000     2,816,250
                                  Port Kalama WA Rev Ser B 5 5/8% 12/1/2015                           Baa        400       414,000
                                  Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                     AA         20        22,150
                                  Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                     AA        230       250,413
                                  Puerto Rico Commonwealth Hwy 5 1/2% 7/1/2026                          A      1,000     1,048,750
                                  Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2036                    A      1,600     1,714,000
                                  Total                                                                                  6,265,563
----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 6.36%             Pasco WA Wtr & Sewer Rev MBIA+ 6.40% 6/1/2014                       AAA        865       963,394
                                  Richland WA Wtr & Sewer Rev MBIA+ 6 1/4% 4/1/2012                   AAA        250       264,375
                                  Seattle WA Drain & Wtr 5 3/4% 12/1/2022                              Aa      1,500     1,582,500
                                  Seattle WA Wtr Sys Rev 5 1/4% 12/1/2023                              AA      1,040     1,041,300
                                  Total                                                                                  3,851,569
                                  Total Municipal Bonds 102.00% (Cost $58,634,019)                                      61,726,492

==================================================================================================================================
Other Assets, Less Liabilities (2.00)%
==================================================================================================================================
Cash                                                                                                                     3,133,674
----------------------------------------------------------------------------------------------------------------------============
Receivable for:                   Securities sold                                                                       12,862,650
                                  Interest                                                                                 847,919
                                  Capitalstock sold                                                                         69,760
                                  Total Other Assets                                                                    16,914,003
                                  ------------------------------------------------------------------------------------============
Payable for:                      Securities purchased                                                                  17,808,693
                                  Distributions                                                                            185,232
                                  Capital stock reacquired                                                                  62,124
                                  Other                                                                                     67,480
                                  Total Liabilities                                                                     18,123,529
----------------------------------------------------------------------------------------------------------------------============
Cash and Receivables, Net of Liabilities                                                                               (1,209,526)
==================================================================================================================================
Net Assets 100.00%                                                                                                    $ 60,516,966
==================================================================================================================================
                                  Net asset value ($60,516,966 / 11,411,384 shares outstanding)                              $5.30
                                  Maximum offering price                                                                     $5.56

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1999. See page 1 for additional information.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

                                  Statement of Net Assets
                                  MINNESOTA TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Prerefunded 15.02%                Brainerd MN Health Care Facs Rev/Benedictine Hlth/Joseph Proj
                                  8 3/8% 2/15/2020                                                    AAA    $   775  $    824,065
                                  Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys Rev
                                  Ser A MBIA+ 6 3/4% 8/15/2014                                        AAA        245       258,475
                                  Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys Rev
                                  Ser B 8% 8/15/2014                                                  AAA        650       702,000
                                  Minneapolis MN Hosp Rev MN Children's MedCtr Proj C 7.30% 12/1/2006 AAA        200       219,000
                                  Minneapolis MN Hosp Rev MN Children's Med Ctr Proj C 7% 12/1/2020   AAA        200       218,000
                                  Minnesota Pub Facs Auth Wtr/PollCtrl Rev Ser A 6 1/4% 3/1/2016      AAA        100       111,875
                                  St Louis Park MN Health Care Facs Rev 9 1/4% 1/1/2020               AAA        100       106,312
                                  Western MN Mun Pwr Agy MN 1977 Ser A 6 3/8% 1/1/2016                AAA        200       227,750
                                  Total                                                                                  2,667,477
----------------------------------------------------------------------------------------------------------------------============
General Obligation State 1.54%    Minnesota St 5 1/4% 8/1/2014                                        AAA        265       273,612
----------------------------------------------------------------------------------------------------------------------============
General Obligation Local 20.21%   Champlin MN MBIA+ 5.60% 2/1/2021                                    AAA        250       260,313
                                  Farmington MN Indpt Sch Dist 5.20% 2/1/2023                         Aaa        500       508,125
                                  Lakeville MN Indpt Sch Dist 5 1/8% 2/1/2022                          Aa        500       505,000
                                  Minneapolis MN 5 1/8% 10/1/2020                                     AAA        500       507,500
                                  Minneapolis MN Special Sch Dist FGIC+ 5 3/8% 2/1/2014               AAA        250       257,188
                                  Minneapolis MN SpecialSch Dist 5 1/8% 2/1/2018                       AA        500       503,125
                                  North St Paul Maplewood MN Indpt Sch Dist 5 1/8% 2/1/2020            AA        550       554,813
                                  St Michael MN Indpt Sch Dist No. 885 5% 2/1/2025                     Aa        250       249,688
                                  Windom MNIndpt Sch Dist 4 3/4% 2/1/2019                              Aa        250       243,750
                                  Total                                                                                  3,589,502
----------------------------------------------------------------------------------------------------------------------============
Education 5.94%                   Minnesota St Higher Ed Facs Auth Rev/Univ St Thomas Ser 4-A1
                                  5 5/8% 10/1/2016                                                      A        250       258,750
                                  Minnesota St Higher Ed Facs Auth Rev/Macalister College 5.55%
                                  3/1/2017                                                             Aa        260       269,100
                                  Minnesota St Higher Ed Facs Auth Rev/Univ of St Thomas 5.35%
                                  4/1/2017                                                              A        250       252,812
                                  University of MN Ser A 5 3/4% 7/1/2018                               AA        250       275,313
                                  Total                                                                                  1,055,975
----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 22.56%        Hastings MNHealth CareFacs Rev ACA+ 5.30% 9/15/2028                   A        250       251,250
                                  Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys Rev
                                  Childrens Hlth SerA FSA+ 5.70% 8/15/2016                            AAA        150       160,125
                                  Minneapolis & St Paul MN Hsg & Redev Auth Health Care Sys
                                  6.90% 10/15/2022                                                    BBB        300       325,500
                                  Minnesota Agric & Economic Dev Brd Rev 5% 12/1/2015                 AAA        250       250,938
                                  Minnesota Agric & Economic Dev Brd Rev Ser A MBIA+ 5 1/2%
                                  11/15/2017                                                          AAA        220       230,725
                                  Minnesota Agric & Economic Dev Brd Rev AMBAC+ 5% 12/1/2023          AAA        350       347,375
                                  Rochester MN Health Care Ser H RIBS 8.529% 11/15/2015++              AA      1,000     1,157,500
                                  Rochester MN Health Care Facs Rev Ser A 5 1/2% 11/15/2027            AA        500       521,250
                                  Rochester MN Health Care Facs Rev Ser A 5 1/2% 11/15/2027            AA        500       521,250
                                  St Paul MN Hsg & Redev Auth Hosp RevSer A 5.70% 11/1/2015           BBB        250       241,563
                                  Total                                                                                  4,007,476
----------------------------------------------------------------------------------------------------------------------============
Housing 11.00%                    Fairbault Hsg & Redev Auth Ser A 5 1/4% 2/1/2028                      A        500       499,375
                                  Minnesota St Hsg Fin Agy Sing Fam Mtge Ser D AMT+++ 6.40% 7/1/2015   AA        250       263,750
                                  Minnesota St Hsg Fin Agy Sing Fam Mtge Ser D AMT+++ 5.85% 7/1/2019   AA        210       217,350
                                  Minnesota St Hsg Fin Agy Sing Fam Mtge Ser B AMT+++ 5.65% 7/1/2022   AA        250       255,937
                                  Minnesota St Hsg Fin Agy Sing Fam Mtge Ser E RMK 5.90% 7/1/2025      AA        250       260,312
                                  Minnesota St Hsg Fin Agy Sing Fam Mtge Ser B-1 RMK AMT+++ 6 3/4%
                                  1/1/2026                                                             AA         95       100,462
                                  Minnesota St Hsg Fin Agy Sing Fam Mtge Ser G AMT+++ 6 1/4%
                                  7/1/2026                                                             AA        235       248,512
                                  St Louis Park MN Multi-Fam Hsg FHA+ 6.15% 12/1/2016                  Aa        100       107,375
                                  Total                                                                                  1,953,073
                                  ------------------------------------------------------------------------------------============

                                  Statement of Net Assets
                                  MINNESOTA TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Miscellaneous 3.87%               St Cloud MN Ctfs Partn 5.90% 12/1/2017                              BBB    $   200  $    205,000
                                  St Paul MN 4 3/4% 2/1/2019                                           AA        250       243,125
                                  St Paul MN 4 3/4% 2/1/2025                                           AA        250       239,375
                                  Total                                                                                    687,500
----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 1.66%   Minnesota Pub Facs Auth Wtr Poll Ctrl Rev Ser A 4 3/4% 3/1/2017     AAA        300       294,750
----------------------------------------------------------------------------------------------------------------------============
Power 7.35%                       Puerto Rico Elec Pwr Auth 4 1/2% 7/1/2019                           AAA        500       473,125
                                  Southern MN Mun Pwr Agy Pwr MBIA-IBC+ 5% 1/1/2016                   AAA        500       499,970
                                  Southern MN Mun Pwr Agy Pwr MBIA+ Zero Coupon 1/1/2021              AAA      1,000       332,500
                                  Total                                                                                  1,305,595
----------------------------------------------------------------------------------------------------------------------============
Transportation 6.96%              Minneapolis Airports Ser A AMBAC+ 5% 1/1/2022                       AAA      1,000       996,250
                                  Minneapolis & St Paul MN Met AMT+++ 4 1/2% 1/1/2014                 AAA        250       240,312
                                  Total                                                                                  1,236,562
----------------------------------------------------------------------------------------------------------------------============
Water and Sewer .92%              Marshall MN Elec & Wtr Util FSA+ 6.45% 7/1/2011                     AAA        150       163,875
                                  Total Municipal Bonds 97.03% (Cost $16,898,289)                                       17,235,397
==================================================================================================================================
Other Assets, Less Liabilities 2.97%
==================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                   526,988
==================================================================================================================================
Net Assets 100.00%                                                                                                    $ 17,762,385
==================================================================================================================================
                                  Net asset value ($17,762,385 / 3,457,765 shares outstanding)                               $5.14
                                  Maximum offering price                                                                     $5.40

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1999. See page 1 for additional information.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

                                  Statement of Net Assets
                                  CALIFORNIA TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
Prerefunded 18.42%                California Ed Facs Auth Rev/Loyola Marymount Univ Ser B
                                  6.60% 10/1/2022                                                     AAA    $ 1,400  $  1,562,750
                                  California Health Fac Fing Auth Rev/Cedar Knoll CA MTG+ 7 1/2%
                                  8/1/2020                                                            AAA      1,000     1,073,750
                                  California Health Fac Fing Auth Rev/San Diego Hosp Assn Ser A
                                  MBIA+ 6.95% 10/1/2021                                               AAA      1,600     1,766,000
                                  East Bay CA Muni Util Dist Wtr Sys Rev AMBAC+ 6 1/2% 6/1/2017       AAA      7,935     9,085,575
                                  East Bay CA Muni Util Dist Wtr Sys Rev MBIA+ 7 1/2% 6/1/2018        AAA      1,750     1,868,125
                                  Metropolitan Wtr Dist So CA RIBS 8.843% 8/5/2022++                  AAA      7,300     8,623,125
                                  Northern CA Transmission Rev Proj Ser A MBIA+ 7% 5/1/2024           AAA      1,750     1,849,470
                                  Puerto Rico Commonwealth 6% 7/1/2026                                AAA      1,000     1,143,750
                                  San Francisco CA Bay Area Rapid Trans Dist Sales Tax Rev
                                  FGIC+ 6.60% 7/1/2012                                                AAA      1,540     1,674,750
                                  San Francisco CA City & Co FGIC+ 6.10% 5/1/2025                     AAA      2,000     2,237,500
                                  San Francisco CA City & Co Pub Util Wtr Rev Ser A 6 1/2% 11/1/2017  AAA      5,000     5,475,000
                                  Santa Clara CA Elec Rev Ser A MBIA+ 6 1/4% 7/1/2019                 AAA      3,890     4,206,062
                                  San Francisco Cnty Airports MBIA+ 6 3/4% 5/1/2020                   AAA        770       873,950
                                  Vallejo CA Rev Wtr Proj Imp Ser B FGIC+ 6 1/2% 11/1/2014            AAA      4,565     5,192,687
                                  Total                                                                                 46,632,494
                                  ------------------------------------------------------------------------------------============

                                  Statement of Net Assets
                                  CALIFORNIA TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
General Obligation Local 1.22%    Chaffey CA Uni Sch Dist Ser A FGIC+ 5 1/2% 8/1/2023                 AAA    $ 2,900  $  3,081,250
----------------------------------------------------------------------------------------------------------------------============
Education 19.96%                  California Cmnty College Fing Ser A MBIA+ 4 3/4% 10/1/2024          AAA      1,500     1,434,375
                                  California Ed Facs Auth/Pooled College Proj 6 1/8% 4/1/2013         Baa      1,340     1,472,325
                                  California Ed Facs Auth/Univ of San Francisco MBIA+ 6% 10/1/2016    AAA      1,500     1,676,250
                                  California Ed Facs Auth/Pooled College Proj 6.30% 4/1/2021          Baa      1,000     1,085,000
                                  California Ed Facs Auth AMBAC+ Zero Coupon 10/1/2022                Aaa      2,360       708,000
                                  California Ed Facs Auth AMBAC+ Zero Coupon 10/1/2024                Aaa      1,330       359,100
                                  California Ed Facs Auth/Univ of San Francisco MBIA+ 6% 10/1/2026    AAA     10,500    11,733,750
                                  California Ed Facs Auth/California Institute of Technology 4 1/2%
                                  10/1/2027                                                           AAA      3,000     2,767,500
                                  California Ed Facs Auth/California Institute of Technology 4 1/4%
                                  10/1/2028                                                           AAA     10,000     8,837,500
                                  California St Univ Rev FGIC+ 5.90% 11/1/2021                        AAA      5,200     5,674,500
                                  California Ed Facs Auth Rev Residual CTFSSer 113 7.215%
                                  12/1/2027++                                                         AAA      6,000     6,202,500
                                  San Francisco St Univ Fndtn ACA+ 5.20% 7/1/2019                       A      1,000       998,750
                                  University CA Rev AMBAC+ 6% 7/1/2026                                AAA      6,825     7,575,750
                                  Total                                                                                 50,525,300
----------------------------------------------------------------------------------------------------------------------============
Finance 7.34%                     Orange Co CA Recovery CTFS Ser A MBIA+ 5 7/8% 7/1/2019              AAA     10,000    10,975,000
                                  Orange Co CA Recovery CTFS Ser A MBIA+ 6% 7/1/2026                  AAA      3,205     3,561,556
                                  Riverside CoCAAsset Leasing Corp Lease Hold Rev MBIA+
                                  Zero Coupon 6/1/2023                                                AAA     14,160     4,053,300
                                  Total                                                                                 18,589,856
----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 3.74%         Valley Hlth Sys CA ACA+ 6 1/2% 5/15/2025                              A      8,575     9,464,656
----------------------------------------------------------------------------------------------------------------------============
Housing 5.69%                     California Hsg Fin Agy Rev Ser B MBIA+ AMT+++ Zero Coupon 2/1/2030  AAA      7,000     1,321,250
                                  California Hsg Fin Agy Rev Ser A MBIA+ AMT+++ 5 1/2% 8/1/2039       AAA        250       254,063
                                  California Hsg Fin Agy Rev Ser A FHA+ 7 3/8% 8/1/2017                Aa      5,640     5,865,600
                                  California St Hsg Fin Agy Ser L MBIA+ AMT+++ 6.40% 8/1/2027         AAA      6,560     6,953,600
                                  Total                                                                                 14,394,513
----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 12.33%              Anaheim Pub Fing Auth Lease Rev FSA+ Zero Coupon 9/1/2033           AAA     22,070     3,696,725
                                  Beverly Hills Fing Auth Lease Rev Ser A 5 1/4% 6/1/2028              AA     10,000    10,225,000
                                  California St Pub Wks Bd Lease Rev PJ-B AMBAC+ 5 5/8% 3/1/2019      AAA      3,000     3,198,750
                                  Chaffey Cmnty Clollege Dist MBIA+ 5.10% 9/1/2018                    AAA      2,305     2,319,406
                                  Concord CA Redev Agy 3rd Ser MBIA+ 8% 7/1/2018                      AAA         35        35,717
                                  Midpeninsula Regl Open Space AMBAC+ Zero Coupon 9/1/2030            AAA      2,020       381,275
                                  Rohnert Park Cmnty Dev Agy MBIA+ Zero Coupon 8/1/2022               AAA      1,755       526,500
                                  Rohnert Park Cmnty Dev Agy MBIA+ Zero Coupon 8/1/2024               AAA      1,755       473,850
                                  Rohnert Park Cmnty Dev Agy MBIA+ Zero Coupon 8/1/2026               AAA      1,755       425,587
                                  Rohnert Park Cmnty Dev Agy MBIA+ Zero Coupon 8/1/2028               AAA      1,755       383,906
                                  Rohnert Park Cmnty Dev Agy MBIA+ Zero Coupon 8/1/2030               AAA      1,755       344,419
                                  Rohnert Park Cmnty Dev Agy MBIA+ Zero Coupon 8/1/2032               AAA      1,755       309,319
                                  Rohnert Park Cmnty Dev Agy MBIA+ Zero Coupon 8/1/2034               AAA      1,755       276,413
                                  South San Francisco CA ACA+ 5% 9/1/2018                               A      1,250     1,231,250
                                  San Francisco CA St Bldg Auth RIBS AMBAC+ 7.472% 12/1/2021++        AAA      7,095     7,387,669
                                  Total                                                                                 31,215,786
----------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue 6.47%   California Poll Ctrl Rev 5.90% 6/1/2014                             AAA      5,000     5,637,500
                                  California Poll Ctrl Rev/SoCA Edison AMBAC+ AMT+++ 6.40%
                                  12/15/2024                                                          AAA      9,810    10,741,950
                                  Total                                                                                 16,379,450
----------------------------------------------------------------------------------------------------------------------============
Power 9.89%                       Los Angeles CA Dept Wtr & Pwr 5 3/8% 9/1/2023                        Aa      1,500     1,537,500
                                  Los Angeles CA Dept Wtr & Pwr Elec Plt Rev FGIC+ 5.40% 11/15/2031   AAA      1,000     1,026,250
                                  Northern CA Transmission Rev MBIA+ 6 1/2% 5/1/2016                  AAA      4,250     4,643,125
                                  Northern CA Transmission Rev RIBS MBIA+ 7.309% 4/29/2024++          AAA      8,500     8,956,875

                                  Statement of Net Assets
                                  CALIFORNIA TAX-FREE INCOME FUND March 31, 1999

                                                                                                           Principal
                                                                                              Rating: S&P     Amount
                                  Investments                                                  or Moody's      (000)         Value
==================================================================================================================================
                                  Palo Alto CA Util Rev Ser A 6 1/4% 6/1/2020                          AA    $ 1,610  $  1,793,138
                                  Sacramento CA Muni Util Dist RIBS FGIC+ 9.477% 8/15/2018++          AAA      6,000     7,080,000
                                  Total                                                                                 25,036,888
----------------------------------------------------------------------------------------------------------------------============
Solid Waste 1.09%                 California Poll Ctrl Fin Aut/Solid Waste Rev/Browning Ferris
                                  AMT+++ 6 3/4% 9/1/2019                                                A      2,600     2,765,750
----------------------------------------------------------------------------------------------------------------------============
Transportation 6.39%              Los Angeles CA Hbr Rev Ser B AMT+++ 6 5/8% 8/1/2025                  AA      1,000     1,091,250
                                  Los Angeles CA Dept Arpts Rev Ontario Intl Arpt Ser A
                                  FGIC+ AMT+++ 6% 5/15/2026                                           AAA      2,750     2,994,063
                                  Puerto Rico Commonwealth Hwy & Transn MBIA+ 4 3/4% 7/1/2038         AAA      3,000     2,891,250
                                  San Francisco CA City & Co Arpt Comm Intl Arpt Rev Ser I Issue 6
                                  AMBAC+ AMT+++ 6 1/2% 5/1/2018                                       AAA      4,500     5,034,375
                                  San Joaquin Hills CA Transn Comdor Ser A MBIA+ Zero Coupon
                                  1/15/2036                                                           AAA      3,750       562,500
                                  San Francisco CA City & Co Arpt Comm Intl Arpt Rev 2nd Ser
                                  Issue 2 MBIA+ 6 3/4% 5/1/2020                                       AAA      3,230     3,609,525
                                  Total                                                                                 16,182,963
----------------------------------------------------------------------------------------------------------------------============
Water and Sewer 6.85%             Big Bear Lake Ca Wtr Rev Ref MBIA+ 6% 4/1/2022                      AAA      1,500     1,721,250
                                  East Bay CA Muni Util Dist Wastewtr Treatment Sys Rev
                                  RIBS AMBAC+ 7.27% 6/1/2020++                                        AAA      1,750     1,911,875
                                  East Bay Muni Util Dist Wtr Sys Rev MBIA+ 4 3/4% 6/1/2034           AAA      5,000     4,725,000
                                  Los Angeles CA Wastewtr Rev MBIA+ 4% 6/1/2019                       AAA      4,000     3,490,000
                                  Vallejo CA Rev Wtr Imp Proj Ser A FSA+ 5 7/8% 5/1/2026              AAA      5,000     5,493,750
                                  Total                                                                                 17,341,875
                                  Total Municipal Bonds 99.39% (Cost $238,620,265)                                     251,610,781
==================================================================================================================================
Other Assets, Less Liabilities 0.61%
==================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                 1,549,561
==================================================================================================================================
Net Assets 100.00%                                                                                                    $253,160,342
==================================================================================================================================
                                  Class A Shares-Net asset value ($238,751,078 / 21,789,540 shares
                                  outstanding)                                                                              $10.96

                                  Class A Shares-Maximum offering price                                                     $11.51

                                  Class C Shares-Net asset value ($14,409,264 / 1,315,264 shares
                                  outstanding)                                                                              $10.96

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at March 31, 1999. See page 1 for additional information.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.
      See Notes to Financial Statements.

Statements of Operations

                                                                                                           Six Months Ended 3/31/99
                                                       ----------------------------------------------------------------------------
                                                           National        New York           Texas      New Jersey     Connecticut
Investment Income                                              Fund            Fund            Fund            Fund            Fund
===================================================================================================================================
Income

Interest                                               $ 20,679,752    $  8,910,748    $  2,936,078    $  5,563,690    $  3,828,038
-----------------------------------------------------------------------------------------------------------------------------------
Expenses

Management fee                                            1,628,688         717,139         229,133         456,569         303,692

12b-1 distribution plan                                   1,115,159         407,738         136,700         249,570         145,895

Shareholder servicing                                       221,780          73,176          33,980          56,548          28,080

Reports to shareholders                                      47,338          21,163           6,636          13,315           8,835

Professional                                                 34,629          19,038           9,371          20,646          10,800

Registration                                                 23,529           2,078           1,196           2,961             590

Directors' fees                                               8,814           4,103           1,246           3,637           1,602

Other                                                        23,021          12,744           3,399           8,376           8,867

Total expenses                                            3,102,958       1,257,179         421,661         811,622         508,361
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                    17,576,794       7,653,569       2,514,417       4,752,068       3,319,677
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
===================================================================================================================================
Net realized gain from investment transactions            5,893,757       1,518,405         145,529       1,556,174         463,744
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments    (15,951,634)     (6,560,652)     (2,290,244)     (4,741,107)     (2,264,384)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments         (10,057,877)     (5,042,247)     (2,144,715)     (3,184,933)     (1,800,640)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations   $  7,518,917    $  2,611,322    $    369,702    $  1,567,135    $  1,519,037
===================================================================================================================================

                                                                                                           Six Months Ended 3/31/99
                                                       ----------------------------------------------------------------------------
                                                           Missouri          Hawaii      Washington       Minnesota      California
Investment Income                                              Fund            Fund            Fund            Fund            Fund
===================================================================================================================================
Income

Interest                                               $  4,130,317    $  2,385,491    $  1,949,716    $    463,890    $  7,456,503
-----------------------------------------------------------------------------------------------------------------------------------
Expenses

Management fee                                              354,956         197,183         154,556          39,994         649,209

Management fee waived                                            --              --              --         (39,994)             --

12b-1 distribution plan                                     222,666         123,541              --              --         425,977

Shareholder servicing                                        60,875          23,374          30,359           8,702          54,543

Reports to shareholders                                      10,361           5,893           4,602           1,029          19,098

Professional                                                 11,467           8,413           6,519           5,245          17,701

Registration                                                  1,780             431             584             906           1,780

Directors' fees                                               1,875           1,053             913             147           3,715

Other                                                         5,320           5,942           3,512           2,038          10,105

Total expenses                                              669,300         365,830         201,045          18,067       1,182,128
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                     3,461,017       2,019,661       1,748,671         445,823       6,274,375
-----------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
===================================================================================================================================
Net realized gain (loss) from investment transactions     1,407,345         (66,599)        540,289          27,873       4,468,281
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments     (3,415,294)     (1,451,058)     (1,754,458)       (212,845)     (8,516,720)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments          (2,007,949)     (1,517,657)     (1,214,169)       (184,972)     (4,048,439)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations   $  1,453,068    $    502,004    $    534,502    $    260,851    $  2,225,936
===================================================================================================================================

See Notes to Financial Statements

Statements of Changes in Net Assets

                                                            Six Months Ended 3/31/99                           Year Ended 9/30/98
                                          ------------------------------------------   ------------------------------------------
                                              National       New York          Texas       National       New York          Texas
Increase (Decrease) in Net Assets                 Fund           Fund           Fund           Fund           Fund           Fund
====================================================================================   ==========================================
Operations

Net investment income                     $ 17,576,794   $  7,653,569   $  2,514,417   $ 33,238,902   $ 14,824,081   $  4,398,309

Net realized gain from investment
transactions                                 5,893,757      1,518,405        145,529     16,842,543      2,831,621        972,620

Net change in unrealized appreciation
of investments                             (15,951,634)    (6,560,652)    (2,290,244)     9,010,370      7,560,811      2,583,620

Net increase in net assets resulting
from operations                              7,518,917      2,611,322        369,702     59,091,815     25,216,513      7,954,549
------------------------------------------------------------------------------------   ------------------------------------------
Distributions to shareholders from

Net investment income                      (15,652,642)    (7,154,076)    (2,305,014)   (31,523,634)   (14,940,983)    (4,665,612)

Net realized gain from investment
transactions                               (10,518,533)            --       (962,025)            --             --       (776,439)

Total distributions                        (26,171,175)    (7,154,076)    (3,267,039)   (31,523,634)   (14,940,983)    (5,442,051)
------------------------------------------------------------------------------------   ------------------------------------------
Capital share transactions

Net proceeds from sales of shares           42,088,580      7,139,248      4,542,359     44,173,162     10,675,106      4,536,385

Net asset value of shares issued to
shareholders in reinvestment of net
investment income and realized gain
from investment transactions                17,996,214      4,160,978      2,250,258     17,571,273      8,689,637      3,071,896

Total                                       60,084,794     11,300,226      6,792,617     61,744,435     19,364,743      7,608,281
------------------------------------------------------------------------------------   ------------------------------------------
Cost of shares reacquired                  (42,261,977)   (12,204,906)    (4,791,393)   (77,738,659)   (39,873,429)    (8,814,383)
------------------------------------------------------------------------------------   ------------------------------------------
Increase (decrease) in net assets
derived from capital share transactions     17,822,817       (904,680)     2,001,224    (15,994,224)   (20,508,686)    (1,206,102)
------------------------------------------------------------------------------------   ------------------------------------------
Increase (decrease) in net assets             (829,441)    (5,447,434)      (896,113)    11,573,957    (10,233,156)     1,306,396
------------------------------------------------------------------------------------   ------------------------------------------
Net Assets

Beginning of period                        658,310,171    290,256,742     92,607,270    646,736,214    300,489,898     91,300,874
------------------------------------------------------------------------------------   ------------------------------------------
End of period+                            $657,480,730   $284,809,308   $ 91,711,157   $658,310,171   $290,256,742   $ 92,607,270
=================================================================================================================================

+ Includes (overdistributed) net investment income of $1,340,585, $(566,978) and $(76,002), respectively, at March 31, 1999 and (overdistributed) net investment income of $(583,567), $(1,066,471) and $(285,405), respectively, at September 30, 1998.
      See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                                         Six Months Ended 3/31/99
                                  -----------------------------------------------------------------------------------------------
                                    New Jersey   Connecticut      Missouri        Hawaii    Washington    Minnesota    California
Increase (Decrease) in Net Assets         Fund          Fund          Fund          Fund          Fund         Fund          Fund
=================================================================================================================================
Operations

Net investment income             $  4,752,068  $  3,319,677  $  3,461,017  $  2,019,661  $  1,748,671  $   445,823  $  6,274,375

Net realized gain (loss) from
investment transactions              1,556,174       463,744     1,407,345       (66,599)      540,289       27,873     4,468,281

Net change in unrealized
appreciation of investments         (4,741,107)   (2,264,384)   (3,415,294)   (1,451,058)   (1,754,458)    (212,845)   (8,516,720)

Net increase in net assets
resulting from operations            1,567,135     1,519,037     1,453,068       502,004       534,502      260,851     2,225,936
---------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
from Net investment income          (4,461,342)   (2,968,645)   (3,350,542)   (1,808,750)   (1,460,961)    (394,938)   (6,004,640)

Net realized gain from
investment transactions             (3,695,316)           --            --            --            --           --            --

Total Distributions                 (8,156,658)   (2,968,645)   (3,350,542)   (1,808,750)   (1,460,961)    (394,938)   (6,004,640)
---------------------------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares    8,384,548     8,745,515     7,279,279     1,978,202     1,435,432    4,478,272     8,982,970

Net asset value of shares issued
to shareholders in reinvestment
of net investment income and
realized gain from investment
transactions                         5,080,292     1,375,767     2,330,845       787,797       971,277      297,249     2,832,441

Total                               13,464,840    10,121,282     9,610,124     2,765,999     2,406,709    4,775,521    11,815,411
---------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired           (8,725,395)   (9,139,270)  (15,032,867)   (5,416,456)   (3,717,023)  (1,278,263)  (19,280,882)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
assets derived from capital
share transactions                   4,739,446       982,012    (5,422,743)   (2,650,457)   (1,310,314)   3,497,258    (7,465,471)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets   (1,850,077)     (467,596)   (7,320,217)   (3,957,203)   (2,236,773)   3,363,171   (11,244,175)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets
Beginning of period                186,126,670   120,982,645   144,155,368    80,970,429    62,753,739   14,399,214   264,404,517
---------------------------------------------------------------------------------------------------------------------------------
End of period+                    $184,276,593  $120,515,049  $136,835,151  $ 77,013,226  $ 60,516,966  $17,762,385  $253,160,342
=================================================================================================================================

+ Includes (overdistributed) undistributed net investment income of $(151,024), $238,100, $(449,495), $61,045, $235,243, $52,639 and
      $(237,477), respectively, at March 31, 1999.
      See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                                                Year Ended 9/30/98
                                  ------------------------------------------------------------------------------------------------
                                    New Jersey   Connecticut      Missouri        Hawaii    Washington     Minnesota    California
Increase (Decrease) in Net Assets         Fund          Fund          Fund          Fund          Fund          Fund          Fund
==================================================================================================================================
Operations

Net investment income             $  8,925,491  $  5,942,699  $  6,783,611  $  3,819,314  $  3,328,193  $    667,751  $ 13,176,118

Net realized gain from investment
transactions                         3,349,076       503,065     1,394,815       531,420     2,031,986        50,220     2,426,131

Net change in unrealized
appreciation of investments          4,328,361     3,153,894     2,519,866     2,286,184       497,515       286,094     6,911,727

Net increase in net assets
resulting from operations           16,602,928     9,599,658    10,698,292     6,636,918     5,857,694     1,004,065    22,513,976

----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from
Net investment income               (8,988,994)   (6,083,771)   (6,829,012)   (3,809,143)   (3,139,347)     (675,087)  (12,811,949)
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares   16,357,474     9,080,419    13,109,806     6,212,354     2,936,679     4,660,360    17,098,182

Net asset value of shares issued
to shareholders in reinvestment
of net investment income and
realized gain from investment
transactions                         4,921,185     2,905,858     3,869,083     1,666,332     1,897,157       433,426     5,714,052

Total                               21,278,659    11,986,277    16,978,889     7,878,686     4,833,836     5,093,786    22,812,234
----------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired          (27,230,768)  (14,428,322)  (16,973,059)   (8,815,520)  (11,013,654)   (1,533,977)  (41,118,778)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
derived from capital share
transactions                        (5,952,109)   (2,442,045)        5,830      (936,834)   (6,179,818)    3,559,809   (18,306,544)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets    1,661,825     1,073,842     3,875,110     1,890,941    (3,461,471)    3,888,787    (8,604,517)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets

Beginning of year                  184,464,845   119,908,803   140,280,258    79,079,488    66,215,210    10,510,427   273,009,034
----------------------------------------------------------------------------------------------------------------------------------
End of year+                      $186,126,670  $120,982,645  $144,155,368  $ 80,970,429  $ 62,753,739  $ 14,399,214  $264,404,517
==================================================================================================================================

+ Includes (overdistributed) undistributed net investment income of $(441,750), $(112,932), $(559,970), $(149,866), $(52,467), $1,754 and
      $(507,212), respectively, at September 30, 1998.
      See Notes to Financial Statements.

Financial Highlights

NATIONAL TAX-FREE INCOME FUND

                                                                                                                   Class A Shares
                                                    -------------------------------------------------------------------------------
                                                   Six Months                                                                Year
                                                   Ended 3/31,                                                         Ended 9/30,
Per Share Operating Performance:                         1999            1998         1997         1996         1995         1994
===================================================================================================================================
Net asset value, beginning of period                   $11.98          $11.48       $11.08       $11.00       $10.62       $12.37
       Income (loss) from investment operations

       Net investment income                              .32            .604         .587         .603         .626         .657

       Net realized and unrealized gain (loss) on
       investments                                       (.19)           .470         .415         .075         .382      (1.3124)

       Total from investment operations                   .13           1.074        1.002         .678        1.008       (.6554)
       ----------------------------------------------------------------------------------------------------------------------------
       Distributions

       Dividends from net investment income              (.28)          (.574)       (.602)       (.598)       (.628)      (.6596)

       Distributions from net realized gain              (.19)             --           --           --           --        (.435)
       ----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $11.64          $11.98       $11.48       $11.08       $11.00       $10.62
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                          1.13%(b)        9.60%        9.30%        6.31%        9.84%       (5.64)%
===================================================================================================================================
       Ratios to Average Net Assets:

       Expenses                                          0.44%(b)        0.88%        0.87%        0.90%        0.82%        0.86%

       Net investment income                             2.71%(b)        5.18%        5.27%        5.63%        5.92%        5.76%
       ============================================================================================================================

                                                                         Class B Shares
                                      -----------------------------------------------------
                                      Six Months                      Year
                                      Ended 3/31,               Ended 9/30,      8/1/96(c)
Per Share Operating Performance:            1999         1998         1997   to 9/30/96
===========================================================================================
Net asset value, beginning of
period                                    $11.98       $11.50       $11.08       $11.05
===========================================================================================
       Income from investment
       operations

       Net investment income                 .28         .518         .553         .089

       Net realized and unrealized
       gain (loss) on investments           (.16)        .466         .413         .033

       Total from investment
       operations                            .12         .984         .966         .122
       ------------------------------------------------------------------------------------
       Distributions

       Dividends from net
       investment income                    (.25)       (.504)       (.546)       (.092)

       Distributions from net
       realized gain                        (.19)          --           --           --
       ------------------------------------------------------------------------------------
Net asset value, end of period            $11.66       $11.98       $11.50       $11.08
-------------------------------------------------------------------------------------------
Total Return(a)                              .90%(b)     8.85%        8.95%        1.16%(b)
===========================================================================================
       Ratios to Average Net Assets:

       Expenses                             0.72%(b)     1.47%        1.37%        0.20%(b)

       Net investment income                2.37%(b)     4.49%        4.65%        0.68%(b)
       ====================================================================================

                                                                         Class C Shares
                                      -----------------------------------------------------
                                      Six Months                      Year
                                      Ended 3/31,               Ended 9/30,     7/15/96(c)
Per Share Operating Performance:            1999         1998         1997   to 9/30/96
===========================================================================================
Net asset value, beginning of
period                                    $11.99       $11.49       $11.08       $10.90
===========================================================================================
       Income from investment
       operations

       Net investment income                 .27         .520         .507         .106

       Net realized and unrealized
       gain (loss) on investments           (.18)        .471         .423         .190

       Total from investment
       operations                            .09         .991         .930         .296
       ------------------------------------------------------------------------------------
       Distributions

       Dividends from net
       investment income                    (.24)       (.491)       (.520)       (.116)

       Distributions from net
       realized gain                        (.19)          --           --           --
       ------------------------------------------------------------------------------------
Net asset value, end of period            $11.65       $11.99       $11.49       $11.08
-------------------------------------------------------------------------------------------
Total Return(a)                              .76%(b)     8.80%        8.61%        2.71%(b)
===========================================================================================
       Ratios to Average Net Assets:

       Expenses                             0.80%(b)     1.61%        1.59%        0.34%(b)

       Net investment income                2.33%(b)     4.44%        4.54%        0.96%(b)
       ====================================================================================

                                        Six Months                                                     Year
                                        Ended 3/31,                                              Ended 9/30,
Supplemental Data for All Classes:            1999       1998       1997       1996       1995         1994
============================================================================================================
       Net assets, end of period (000)    $657,481   $658,310   $646,736   $672,344   $650,699     $662,380

       Portfolio turnover rate              136.10%    304.15%    232.64%    205.35%    225.39%      184.07%
       =====================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Not annualized.
(c)   Commencement of offering class shares.
      See Notes to Financial Statements.

Financial Highlights

NEW YORK TAX-FREE INCOME FUND

                                                                                                                  Class A Shares
                                                               -------------------------------------------------------------------
                                                               Six Months                                                   Year
                                                               Ended 3/31,                                            Ended 9/30,
Per Share Operating Performance:                                     1999        1998      1997      1996      1995         1994
==================================================================================================================================
Net asset value, beginning of period                               $11.43      $11.03    $10.78    $10.85    $10.54       $12.27
----------------------------------------------------------------------------------------------------------------------------------
       Income (loss) from investment operations

       Net investment income                                          .30        .562      .578      .597      .610         .649

       Net realized and unrealized gain (loss)on investment  s       (.20)       .408      .262     (.081)     .316      (1.3665)

       Total from investment operations                               .10        .970      .840      .516      .926       (.7175)
       ---------------------------------------------------------------------------------------------------------------------------
       Distributions

       Dividends from net investment income                          (.28)      (.570)    (.590)    (.586)    (.616)      (.6475)

       Distributions from net realized gain                            --          --        --        --        --        (.365)
       ---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $11.25      $11.43    $11.03    $10.78    $10.85       $10.54
----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                      0.92%(b)    9.03%     8.01%     4.87%     9.12%       (6.21)%
==================================================================================================================================
       Ratios to Average Net Assets:

       Expenses                                                      0.43%(b)    0.85%     0.85%     0.81%     0.82%        0.83%

       Net investment income                                         2.67%(b)    5.06%     5.35%     5.54%     5.83%        5.72%
       ===========================================================================================================================

                                                                                                         Class C Shares
                                                 --------------------------------------------------------------------------
                                                 Six Months                                      Year
                                                 Ended 3/31,                               Ended 9/30,          7/15/96(c)
Per Share Operating Performance:                       1999                 1998                 1997        to 9/30/96
===========================================================================================================================
Net asset value, beginning of period                 $11.42               $11.02               $10.78            $10.63
---------------------------------------------------------------------------------------------------------------------------
       Income from investment
       operations

       Net investment income                            .26                 .485                 .483              .111

       Net realized and unrealized
       gain (loss) on investments                      (.19)                .402                 .267              .152

       Total from investment operations                 .07                 .887                 .750              .263
---------------------------------------------------------------------------------------------------------------------------
       Distributions

       Dividends from net investment income            (.24)               (.487)               (.510)            (.113)
       --------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $11.25               $11.42               $11.02            $10.78
---------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                        0.54%(b)             8.34%                7.13%             2.48%(b)
===========================================================================================================================
       Ratios to Average Net Assets:

       Expenses                                        0.79%(b)             1.57%                1.57%             0.34%(b)

       Net investment income                           2.29%(b)             4.32%                4.60%             1.04%(b)
       ====================================================================================================================

                                           Six Months                                                                  Year
                                           Ended 3/31,                                                           Ended 9/30,
Supplemental Data for All Classes:               1999          1998          1997          1996          1995          1994
===========================================================================================================================
       Net assets, end of period (000)       $284,809      $290,257      $300,490      $319,553      $331,618      $338,539

       Portfolio turnover rate                  34.46%        64.63%       110.28%        64.25%       105.62%       149.13%
       ====================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Not annualized.
(c)   Commencement of offering class shares.
      See Notes to Financial Statements.

Financial Highlights

TEXAS TAX-FREE INCOME FUND

                                                   Six Months                                                             Year
                                                   Ended 3/31,                                                      Ended 9/30,
Per Share Operating Performance:                         1999           1998        1997        1996        1995          1994
================================================================================================================================
Net asset value, beginning of period                   $10.69         $10.40      $10.11      $10.05       $9.59        $10.82
--------------------------------------------------------------------------------------------------------------------------------
       Income (loss) from investment operations

       Net investment income                              .29           .507        .548        .567        .571          .604

       Net realized and unrealized gain (loss)
       on investments                                    (.25)          .407        .367        .045        .452       (1.0802)

       Total from investment operations                   .04           .914        .915        .612       1.023        (.4762)
       -------------------------------------------------------------------------------------------------------------------------
       Distributions

       Dividends from net investment income              (.26)         (.534)      (.555)      (.552)      (.563)       (.6038)

       Distributions from net realized gain              (.11)          (.09)       (.07)         --          --          (.15)
       -------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.36         $10.69      $10.40      $10.11      $10.05         $9.59
--------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                          0.42%(b)       9.24%       9.25%       6.11%      11.14%        (4.60)%
================================================================================================================================
Ratios/Supplemental Data:

       Net assets, end of period (000)                $91,711        $92,607     $91,301     $94,414    $100,304      $103,836
       -------------------------------------------------------------------------------------------------------------------------
       Ratios to Average Net Assets:

       Expenses, including waiver                        0.46%(b)       0.91%       0.88%       0.69%       0.62%         0.50%

       Expenses, excluding waiver                        0.46%(b)       0.91%       0.88%       0.87%       0.87%         0.87%

       Net investment income                             2.72%(b)       4.85%       5.38%       5.58%       5.90%         5.97%

       Portfolio turnover rate                          57.58%        143.78%     127.88%     112.34%     108.00%        96.79%
       =========================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Not annualized.
      See Notes to Financial Statements.

Financial Highlights

NEW JERSEY TAX-FREE INCOME FUND

                                                   Six Months                                                             Year
                                                   Ended 3/31,                                                      Ended 9/30,
Per Share Operating Performance:                         1999           1998        1997         1996        1995         1994
================================================================================================================================
Net asset value, beginning of period                    $5.54          $5.32       $5.18        $5.14       $4.95        $5.55
--------------------------------------------------------------------------------------------------------------------------------
       Income (loss) from investment operations

       Net investment income                              .14           .262        .272         .277        .287         .300

       Net realized and unrealized gain (loss)
       on investments                                    (.09)          .223        .144         .041        .192        (.507)

       Total from investment operations                   .05           .485        .416         .318        .479        (.207)
       -------------------------------------------------------------------------------------------------------------------------
       Distributions

       Dividends from net investment income              (.13)         (.265)      (.276)       (.278)      (.289)       (.303)

       Distributions from net realized gain              (.11)            --          --           --          --         (.09)
       -------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $5.35          $5.54       $5.32        $5.18       $5.14        $4.95
--------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                          0.96%(b)       9.34%       8.25%        6.29%       9.98%       (3.91)%
================================================================================================================================
Ratios/Supplemental Data:

       Net assets, end of period (000)               $184,277       $186,127    $184,465     $186,402    $191,562     $184,230
       -------------------------------------------------------------------------------------------------------------------------
       Ratios to Average Net Assets:

       Expenses, including waiver                        0.44%(b)       0.86%       0.82%(b)     0.79%       0.72%        0.51%

       Expenses, excluding waiver                        0.44%(b)       0.86%       0.86%(b)     0.86%       0.87%        0.83%

       Net investment income                             2.57%(b)       4.85%       5.21%(b)     5.31%       5.73%        5.76%

       Portfolio turnover rate                          91.54%        118.38%     154.80%      171.63%     133.11%       75.62%
       =========================================================================================================================

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(b)   Not annualized.
      See Notes to Financial Statements.


32